Significant accounting policies	12 Months Ended
Dec. 31, 2018
Disclosure Significant Accounting Policies [Line Items]
Significant accounting policies

Note 1 Summary of significant accounting policies (continued)

a) Significant accounting policies

This Note describes the significant accounting policies applied in the preparation of the consolidated financial statements (the “Financial Statements”) of UBS Group AG and its subsidiaries (“UBS” or the “Group”). On 14 March 2019, the Financial Statements were authorized for issue by the Board of Directors.

Basis of accounting

The Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), and are presented in US dollars (USD), which is also the functional currency of UBS Group AG, UBS AG’s Head Office, UBS AG’s London Branch and UBS’s US-based operations.

Disclosures provided in the “Risk, treasury and capital management” section of this report that are marked as audited form an integral part of the Financial Statements. These disclosures relate to requirements under IFRS 7, Financial Instruments: Disclosures, and IAS 1, Presentation of Financial Statements, and are not repeated in this section.

The accounting policies described in this Note have been applied consistently in all years presented unless otherwise stated in Note 1b. In addition, effective from 1 January 2018, the Group applies IFRS 9, Financial Instruments, which substantially changes the accounting for financial assets, and IFRS 15, Revenue from Contracts with Customers, which affects the Group’s revenue recognition, measurement and presentation. Within this note, policies for prior periods that differ from those applied to the financial year ended 31 December 2018 are identified as “Comparative policy.”

Critical accounting estimates and judgments

Preparation of these Financial Statements under IFRS requires management to apply judgment and make estimates and assumptions that affect reported amounts of assets, liabilities, income and expenses and disclosure of contingent assets and liabilities, and may involve significant uncertainty at the time they are made. Such estimates and assumptions are based on the best available information. UBS regularly reassesses the estimates and assumptions, which encompass historical experience, expectations of the future and other pertinent factors, to determine their continuing relevance based on current conditions, updating them as necessary. Changes in those estimates and assumptions may have a significant effect on the Financial Statements. Further, actual results may differ significantly from UBS’s estimates, which could result in significant losses to the Group, beyond what was anticipated or provided for.

The following areas contain estimation uncertainty or require critical judgment and have a significant effect on the amounts recognized in the Financial Statements:

  fair value of financial instruments (refer to item 3f in this Note and to Note 24)
  allowances and provisions for expected credit losses (refer to item 3g in this Note and to Note 23)
  assessment of the business model and certain contractual features when classifying financial instruments (refer to item 3b in this Note)
  pension and other post-employment benefit plans (refer to item 7 in this Note and to Note 29)
  income taxes (refer to item 8 in this Note and to Note 8)
  goodwill (refer to item 11 in this Note and to Note 16)
  provisions and contingent liabilities (refer to item 12 in this Note and to Note 21)
  consolidation of structured entities (refer to item 1 in this Note and to Note 31)
  determination of the functional currency and assessing the earliest date from which it is practical to perform a restatement following a change in presentational currency (refer to item 13 in this Note and to Note 1b).

1) Consolidation

a. Consolidation principles

The Financial Statements comprise the financial statements of the parent company (UBS Group AG) and its subsidiaries, presented as a single economic entity, whereby intercompany transactions and balances have been eliminated. UBS consolidates all entities that it controls, including controlled structured entities (SEs), which is the case when it has (i) power over the relevant activities of the entity; (ii) exposure to an entity‘s variable returns; and (iii) the ability to use its power to affect its own returns.

Where an entity is governed by voting rights, control is generally indicated by a direct shareholding of more than one-half of the voting rights.

In other cases, the assessment of control is more complex and requires greater use of judgment. Where UBS has an interest in an entity that exposes it to variability, UBS considers whether it has power over the relevant activities of the entity that allows it to affect the variability of its returns. Consideration is given to all facts and circumstances to determine whether the Group has power over another entity; that is, the current ability to direct the relevant activities of an entity when decisions about those activities need to be made. Factors such as the purpose and design of the entity, rights held through contractual arrangements (such as call rights, put rights or liquidation rights) as well as potential decision-making rights are all considered in this assessment. Where the Group has power over the relevant activities, a further assessment is made to determine whether, through that power, it has the ability to affect its own returns by assessing whether power is held in a principal or agent capacity. Consideration is given to: (i) the scope of decision-making authority; (ii) rights held by other parties, including removal or other participating rights; and (iii) exposure to variability, including remuneration, relative to total variability of the entity as well as whether that exposure is different from that of other investors. If, after review of these factors, UBS concludes that it can exercise its power to affect its own returns, the entity is consolidated.

Subsidiaries, including SEs, are consolidated from the date when control is obtained and are deconsolidated from the date when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change to one or more of the elements required to establish that control is present.

  Refer to Note 31 for more information

b. Structured entities

UBS sponsors the formation of SEs and interacts with non-sponsored SEs for a variety of reasons, including allowing clients to obtain or be exposed to particular risk profiles, to provide funding or to sell or purchase credit risk. An SE is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Such entities generally have a narrow and well-defined objective and include those historically referred to as special-purpose entities, as well as some investment funds. UBS assesses whether an entity is an SE by considering the nature of the activities of the entity as well as the substance of voting or similar rights afforded to other parties, including investors and independent boards or directors. UBS considers rights such as the ability to liquidate the entity or remove the decision maker to be similar to voting rights when the holder has the substantive ability to exercise such rights without cause. In the absence of such rights or in cases where the existence of such rights cannot be fully established, the entity is considered to be an SE.

The classes of SEs with which UBS is involved include:

  Securitization structured entities are established to issue securities to investors that are backed by assets held by the SE and whereby (i) significant credit risk associated with the securitized exposures has been transferred to third parties and (ii) there is more than one risk position or tranche issued by the securitization vehicle in line with the Basel III securitization definition. All securitization entities are classified as SEs.
  Client investment structured entities are established predominantly for clients to invest in specific assets or risk exposures through purchasing notes issued by the SE, predominantly on a fixed-term basis. The SE may source assets via a transfer from UBS or through an external market transaction. In some cases, UBS may enter into derivatives with the SE to either align the cash flows of the entity with the investor’s intended investment objective or to introduce other desired risk exposures. In certain cases, UBS may have interests in a third-party-sponsored SE to hedge specific risks or participate in asset-backed financing.
  Investment fund structured entities have a collective investment objective, are managed by an investment manager and are either passively managed, so that any decision making does not have a substantive effect on variability, or are actively managed, and investors or their governing bodies do not have substantive voting or similar rights. UBS creates and sponsors a large number of funds in which it may have an interest through the receipt of variable management fees and / or a direct investment. In addition, UBS has interests in a number of funds created and sponsored by third parties, including exchange-traded funds and hedge funds, to hedge issued structured products.

When UBS does not consolidate an SE, but has an interest in an SE or has sponsored an SE, disclosures are provided on the nature of these interests and sponsorship activities.

Critical accounting estimates and judgments

Each individual entity is assessed for consolidation in line with the aforementioned consolidation principles. The assessment of control can be complex and requires the use of significant judgment. As the nature and extent of UBS’s involvement are unique to each entity, there is no uniform consolidation outcome by entity. Certain entities within a class may be consolidated while others may not. When carrying out the consolidation assessment, judgment is exercised considering all the relevant facts and circumstances, including the nature and activities of the investee, as well as the substance of voting and similar rights.

  Refer to Note 31 for more information

2) Segment reporting

Prior to the first quarter of 2018, UBS‘s businesses were organized globally into five business divisions: Wealth Management, Wealth Management Americas, Personal & Corporate Banking, Asset Management and the Investment Bank, all of which were supported by Corporate Center. The five business divisions qualified as reportable segments for the purpose of segment reporting and, together with Corporate Center, reflected the management structure of the Group. Corporate Center – Non-core and Legacy Portfolio was managed and reported as a separate reportable unit within Corporate Center. Financial information about the five business divisions and Corporate Center (with its units: Services, Group Asset and Liability Management (Group ALM), Non-core and Legacy Portfolio) was presented separately in internal management reports to the Group Executive Board, which is considered the “chief operating decision maker” pursuant to IFRS 8, Operating Segments.

Effective from the first quarter of 2018, UBS combined its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division. Global Wealth Management is managed on an integrated basis, with a single set of performance targets and an integrated operating plan and management structure. Consistent with this, the operating results of Global Wealth Management are presented and assessed on an integrated basis in internal management reports to the Group Executive Board. Consequently, from 2018, Global Wealth Management qualifies as an operating and reportable segment for the purposes of segment reporting and is presented in these Financial Statements alongside Personal & Corporate Banking, Asset Management, the Investment Bank and Corporate Center (with its units Services, Group ALM and Non-core and Legacy Portfolio). Following the change in the composition of UBS’s operating segments and corresponding reportable segments, previously reported segment information has been restated. This change has no material effect on the former segments, including recognized goodwill.

  Refer to item 11 in this Note and Note 16 for more information

UBS’s internal accounting policies, which include management accounting policies and service level agreements, determine the revenues and expenses directly attributable to each reportable segment. Transactions between the reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable segments. Revenue-sharing agreements are used to allocate external client revenues to reportable segments where several reportable segments are involved in the value creation chain. Commissions are credited to the reportable segments based on the corresponding client relationship. Total intersegment revenues for the Group are immaterial, as the majority of the revenues are allocated across the segments by means of revenue-sharing agreements. Interest income earned from managing UBS’s consolidated equity is allocated to the reportable segments based on average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded through and invested with Corporate Center – Group ALM, and the net interest margin is reflected in the results of each reportable segment.

Segment assets are based on a third-party view and do not include intercompany balances. This view is in line with internal reporting to the Group Executive Board. Certain assets managed centrally by Corporate Center – Services and Corporate Center – Group ALM may be allocated to other segments on a basis different to that on which the corresponding costs or revenues are allocated. For example, certain assets that are reported in Corporate Center – Services or Corporate Center – Group ALM may be retained on the balance sheet of these components of Corporate Center, notwithstanding that the costs or revenues associated with these assets may be entirely or partly allocated to the operating segments. Similarly, certain assets are reported in the business divisions, whereas the corresponding costs or revenues are entirely or partly allocated to Corporate Center – Services and Corporate Center – Group ALM.

Non-current assets disclosed for segment reporting purposes represent assets that are expected to be recovered more than 12 months after the reporting date, excluding financial instruments, deferred tax assets and post-employment benefits.

  Refer to Notes 1b and 2 for more information

3) Financial instruments

a. Recognition

UBS recognizes financial instruments when it becomes a party to the contractual provisions of the instrument. UBS applies settlement date accounting to all regular way purchases and sales of financial instruments.

In transactions in which UBS acts as a transferee, to the extent that the transfer of a financial asset does not qualify for derecognition by the transferor, UBS does not recognize the transferred instrument as its asset.

UBS also acts in a fiduciary capacity, which results in the holding or placing of assets on behalf of individuals, trusts, retirement benefit plans and other institutions. Unless the recognition criteria are satisfied, these assets are not recognized on UBS’s balance sheet. Consequently, the related income is excluded from these Financial Statements.

Client cash balances associated with derivatives clearing and execution services are not recognized on the balance sheet if, through contractual agreement, regulation or practice, the Group neither obtains benefits from nor controls the client cash balances.

b. Classification, measurement and presentation

All financial instruments are initially measured at fair value. In the case of financial instruments subsequently measured at amortized cost or fair value through other comprehensive income (FVOCI), the initial fair value is adjusted for directly attributable transaction costs.

Policy applicable from 1 January 2018[1]

On initial recognition, financial assets are classified as measured at amortized cost, FVOCI, or fair value through profit or loss (FVTPL).

A debt instrument is measured at amortized cost if it meets the following conditions:

  it is held within a business model that has an objective to hold financial assets to collect contractual cash flows; and
  the contractual terms of the financial asset result in cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

A debt instrument is measured at FVOCI if it meets both of the following conditions:

  it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
  the contractual terms of the financial asset result in cash flows that are SPPI on the principal amount outstanding.

All other financial assets are measured at FVTPL and consist of held for trading assets, assets mandatorily measured on a fair value basis and derivatives, except to the extent that they are designated in a hedging relationship, in which case the IAS 39 hedge accounting requirements continue to apply.

Business model assessment

UBS determines the nature of the business model, for example if the objective is to hold the financial asset and collect the contractual cash flows, by considering the way in which the financial assets are managed to achieve a particular business objective as determined by management.

Financial assets that are held for trading or managed on a fair value basis are measured at FVTPL insofar as the associated business model is neither to hold the financial assets to collect contractual cash flows nor to hold to collect contractual cash flows and sell.

The Group originates loans to hold to maturity and to sell or sub-participate to other parties, resulting in a transfer of substantially all the risks and rewards, and derecognition of the loan or portions of it. The Group considers the activities of lending to hold and lending to sell or sub-participate as two separate business models, with financial assets within the former considered to be within a business model that has an objective to hold the assets to collect contractual cash flows, and those within the latter included in a trading portfolio. In certain cases, it may not be possible on origination to identify whether loans or portions of loans will be sold or sub-participated and certain loans may be managed on a fair value basis through, for instance, using credit derivatives. These financial assets are mandatorily measured at FVTPL.

Critical accounting estimates and judgments

UBS exercises judgment in determining the appropriate level at which to assess its business models. In general, the assessment is performed at the product level, e.g., retail and commercial mortgages. In other cases, the assessment is carried out at a more granular level, e.g., loan portfolios by region, and, if required, further disaggregation is performed by business strategy. A detailed assessment is carried out considering how the financial assets are evaluated and reported to UBS’s key management, the risks that affect the performance of the business and the way that management is compensated. In addition, UBS exercises judgment in determining the effect of sales of financial instruments on the business model assessment. In particular, an assessment is made on whether and the extent to which sales are consistent with the objective of the business model.

Contractual cash flow characteristics

In assessing whether the contractual cash flows are SPPI, the Group considers whether the contractual terms of the financial asset contain a term that could change the timing or amount of contractual cash flows arising over the life of the instrument, which could affect whether the instrument is considered to meet the SPPI criterion.

For example, the Group holds portfolios of private mortgage contracts and corporate loans in Personal & Corporate Banking that commonly contain clauses that provide for two-way compensation if prepayment occurs. The amount of compensation paid by or to UBS reflects the effect of changes in market interest rates. The Group has determined that the inclusion of the change in market interest rates in the compensation amount is reasonable for the early termination of the contract, and therefore results in contractual cash flows that are SPPI.

Critical accounting estimates and judgments

UBS applies judgment when considering whether certain contractual features, such as interest rate reset frequency or non-recourse features, significantly affect future cash flows and whether compensation paid or received on early termination of lending arrangements results in cash flows that are not SPPI. A thorough analysis of all relevant facts and circumstances is assessed before concluding whether contractual cash flows of the financial instrument are consistent with payments representing principal and interest.

After initial recognition, UBS classifies, measures and presents its financial assets and liabilities in accordance with IFRS 9, as described in the table on the following pages.

1 The accounting policy in this section applies from 1 January 2018, the effective date of IFRS 9. For the details of transition effects refer to Note 1c.

Classification, measurement and presentation of financial instruments from 1 January 2018

Measured at

amortized

cost

A debt financial asset is measured at amortized cost if:

  it is held in a business model that has an objective to hold assets to collect contractual cash flows; and
  the contractual terms give rise to cash flows that are SPPI.

This classification includes:

  cash and balances at central banks
  loans and advances to banks
  cash collateral receivables on securities borrowed
  receivables on reverse repurchase agreements
  cash collateral receivables on derivative instruments
  residential and commercial mortgages
  corporate loans
  secured loans, including Lombard loans, and unsecured loans loans to financial advisors
  debt securities held as high-quality liquid assets (HQLA)
  fee and lease receivables.

Measured at amortized cost using the effective interest rate (EIR) method less allowances for expected credit losses (ECL) (refer to items 3c and 3g in this Note for more information).

The following items are recognized in the income statement:

  interest income, which is accounted for in accordance with item 3c in this Note
  ECL and reversals
  foreign exchange translation gains and losses.

Upfront fees and direct costs relating to loan origination, refinancing or restructuring as well as to loan commitments – when it is probable that UBS will enter into a specific lending relationship – are deferred and amortized over the life of the loan using the EIR method.

When the financial asset at amortized cost is derecognized, the gain or loss is recognized in the income statement.

Amounts arising from exchange-traded derivatives (ETD) and certain over-the-counter (OTC) derivatives cleared through central clearing counterparties that are either considered to be daily settled or in substance net settled on a daily basis (refer to items 3d and 3i in this Note) are presented within Cash collateral receivables on derivative instruments.

Measured at FVOCI

Debt instruments measured at FVOCI

A debt financial asset is measured at FVOCI if:

  it is held in a business model whose objective is achieved by both holding assets to collect contractual cash flows and selling the assets; and
  the contractual terms give rise to cash flows that are SPPI.

This classification primarily includes debt securities and certain asset-backed securities held as HQLA for which the contractual cash flows meet the SPPI criterion.

Measured at fair value with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are derecognized (when sold, collected or otherwise disposed). Upon derecognition, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

The following items are recognized in the income statement:

  interest income, which is accounted for in accordance with item 3c in this Note
  ECL and reversals
  foreign exchange translation gains and losses.

The amounts recognized in the income statement are determined on the same basis as for financial assets measured at amortized cost.

Measured at FVTPL

Held for trading

Financial assets held for trading include:

  all derivatives with a positive replacement value, except those that are designated and effective hedging instruments; and
  other financial assets acquired principally for the purpose of selling or repurchasing in the near term, or that are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper and traded corporate and bank loans) and equity instruments.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note for more information), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short- and long-duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral receivables on derivative instruments.

The presentation of fair value changes on derivatives that are designated and effective as hedging instruments depends on the type of hedge relationship (refer to item 3j in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Other financial assets mandatorily measured at fair value through profit or loss are presented as Financial assets at fair value not held for trading, except for brokerage receivables, which are presented as a separate line item on the Group’s balance sheet.

Mandatorily measured at FVTPL – Other

A financial asset is mandatorily measured at FVTPL if:

  it is not held in a business model whose objective is to hold assets to collect contractual cash flows or to hold them to collect contractual cash flows and sell; and / or the contractual terms give rise to cash flows that are not SPPI; and / or it is not held for trading.

The following financial assets are mandatorily measured at FVTPL:

  certain structured loans, certain commercial loans, receivables under reverse repurchase and cash collateral on securities borrowing agreements that are managed on a fair value basis;
  loans managed on a fair value basis and hedged with credit derivatives;
  certain debt securities held as HQLA and managed on a fair value basis;
  certain investment fund holdings and assets held to hedge delivery obligations related to cash-settled employee compensation plans. These assets represent holdings in investment funds, whereby the contractual cash flows do not meet the SPPI criterion because the entry and exit price is based on the fair value of the fund’s assets;
  brokerage receivables, for which contractual cash flows do not meet the SPPI criterion because the aggregate balance is accounted for as a single unit of account, with interest being calculated on the individual components;
  auction rate securities, for which contractual cash flows do not meet the SPPI criterion because interest may be reset at rates that contain leverage;
  equity instruments; and
  assets held under unit-linked investment contracts.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note for more information), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short- and long-duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral receivables on derivative instruments.

The presentation of fair value changes on derivatives that are designated and effective as hedging instruments depends on the type of hedge relationship (refer to item 3j in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Other financial assets mandatorily measured at fair value through profit or loss are presented as Financial assets at fair value not held for trading, except for brokerage receivables, which are presented as a separate line item on the Group’s balance sheet.

Measured at

amortized

cost

This classification includes:

  demand and time deposits;
  retail savings / deposits;
  amounts payable under repurchase agreements;
  cash collateral on securities lent;
  non-structured fixed-rate bonds;
  subordinated debt;
  certificates of deposit and covered bonds; and
  cash collateral payables on derivative instruments.

Measured at amortized cost using the EIR method.

Upfront fees and direct costs relating to the issuance or origination of the liability are deferred and amortized over the life of the liability using the EIR method.

When the financial liability at amortized cost is derecognized, the gain or loss is recognized in the income statement.

Amortized cost liabilities are presented on the balance sheet primarily as Amounts due to banks, Customer deposits, Payables from securities financing transactions and Debt issued measured at amortized cost.

Amounts arising from ETD and certain OTC derivatives cleared through central clearing counterparties that are either considered to be daily settled or in substance net settled on a daily basis (refer to items 3d and 3i in this Note for more information) are presented within Cash collateral payables on derivative instruments.

Measured at fair value through profit or loss

Held for trading

Financial liabilities held for trading include:

  all derivatives with a negative replacement value (including certain loan commitments), except those that are designated and effective hedging instruments; and
  obligations to deliver financial instruments, such as debt and equity instruments, that UBS has sold to third parties, but does not own (short positions).

Measurement of financial liabilities classified at FVTPL follows the same principles as for financial assets classified at FVTPL, except that the amount of change in the fair value of the financial liability that is attributable to changes in UBS’s own credit risk is presented in OCI.

Financial liabilities measured at FVTPL are presented as Financial liabilities at fair value held for trading and Other financial liabilities designated at fair value, respectively, except for brokerage payables and debt issued, which are presented separately on the Group’s balance sheet.

Derivative liabilities (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral payables on derivative instruments.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective as hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to item 3j in this Note for more information).

Designated at FVTPL

UBS designates at FVTPL the following financial liabilities:

  issued hybrid debt instruments that primarily include equity-linked, credit-linked and rates-linked bonds or notes issued debt instruments managed on a fair value basis
  certain payables under repurchase agreements and cash collateral on securities lending agreements that are managed in conjunction with associated reverse repurchase agreements and cash collateral on securities borrowed (from 1 January 2018)
  amounts due under unit-linked investment contracts whose cash flows are linked to financial assets measured at FVTPL and eliminate an accounting mismatch (from 1 January 2018)
  brokerage payables, which arise in conjunction with brokerage receivables and are measured at FVTPL to achieve measurement consistency (from 1 January 2018).

Measurement of financial liabilities classified at FVTPL follows the same principles as for financial assets classified at FVTPL, except that the amount of change in the fair value of the financial liability that is attributable to changes in UBS’s own credit risk is presented in OCI.

Financial liabilities measured at FVTPL are presented as Financial liabilities at fair value held for trading and Other financial liabilities designated at fair value, respectively, except for brokerage payables and debt issued, which are presented separately on the Group’s balance sheet.

Derivative liabilities (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral payables on derivative instruments.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective as hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to item 3j in this Note for more information).

Comparative policy | Policy applicable prior to 1 January 2018

Prior to 1 January 2018, on initial recognition, UBS classified, measured and presented its financial assets and liabilities in accordance with IAS 39, Financial Instruments: Recognition and Measurement. Classification, measurement and presentation requirements in respect of financial liabilities have been substantially retained by IFRS 9 and are detailed in the table “Classification, measurement and presentation of financial instruments from 1 January 2018.” The following table sets out details of classification, measurement and presentation of financial assets prior to 1 January 2018.

Held for trading

Financial assets held for trading include:

  all derivatives with a positive replacement value, except those that are designated and effective hedging instruments; and
  any other financial asset acquired principally for the purpose of selling or repurchasing in the near term, or part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper and traded corporate and bank loans), equity instruments, and assets held under unit-linked investment contracts.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Derivative financial instruments.

Bifurcated embedded derivatives are measured at fair value, but presented on the same balance sheet line as the host contract measured at amortized cost.

The presentation of fair value changes on derivatives that are designated and effective hedging instruments differs depending on the type of hedge relationship (refer to item 3j in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Financial assets designated at fair value through profit or loss are presented as Financial assets at fair value not held for trading

Designated at fair value through profit or loss

A financial asset may be designated at fair value through profit or loss only upon initial recognition and this designation is irrevocable.

The fair value option can be applied only if one of the following criteria is met:

  the financial instrument is a hybrid instrument that includes a substantive embedded derivative;
  the financial instrument is part of a portfolio that is risk managed on a fair value basis and reported to senior management on that basis; or
  the application of the fair value option eliminates or significantly reduces an accounting mismatch that would otherwise arise.

UBS designated at fair value through profit or loss the following financial assets:

  certain structured loans, reverse repurchase and securities borrowing agreements that are managed on a fair value basis;
  loans that are hedged predominantly with credit derivatives. These instruments are designated at fair value to eliminate an accounting mismatch;
  certain debt securities held as high-quality liquid assets (HQLA) and managed by Corporate Center – Group ALM on a fair value basis; and
  assets held to hedge delivery obligations related to cash-settled employee compensation plans. These assets are designated at fair value in order to eliminate an accounting mismatch that would otherwise arise as a result of the liability being measured on a fair value basis.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Derivative financial instruments.

Bifurcated embedded derivatives are measured at fair value, but presented on the same balance sheet line as the host contract measured at amortized cost.

The presentation of fair value changes on derivatives that are designated and effective hedging instruments differs depending on the type of hedge relationship (refer to item 3j in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Financial assets designated at fair value through profit or loss are presented as Financial assets at fair value not held for trading

1 Presentation categories in this table reflect retrospective amendments to UBS Group balance sheet presentation carried out upon transition to IFRS 9 to facilitate comparability. For a detailed description of line items presented in UBS’s financial statements on or before the year ended 31 December 2017, refer to item 4 within Note 1c.

Loans and receivables (amortized cost)

Non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are not assets for which the Group may not recover substantially all of its initial net investment for reasons other than credit deterioration. This classification includes:

  cash and balances with central banks
  cash collateral receivables on derivative instruments
  residential and commercial mortgages
  secured loans, including reverse repurchase agreements, receivables under stock borrowing and Lombard loans, and unsecured loans certain securities held within Corporate Center – Non-core and Legacy Portfolio trade and lease receivables.

Measured at amortized cost using the effective interest rate method less allowances for credit losses (refer to items 3c and 3g in this Note).

Upfront fees and direct costs relating to loan origination, refinancing or restructuring as well as to loan commitments are deferred and amortized over the life of the loan using the effective interest rate method.

Loans and receivables are presented on the balance sheet primarily as Cash and balances with central banks, Loans and advances to banks, Loans and advances to customers, Receivables from securities financing transactions and Cash collateral receivables on derivative instruments.

Amounts arising from exchange-traded derivatives (ETD) and certain over-the-counter (OTC) derivatives cleared through central clearing counterparties that are either considered to be daily settled or qualify for netting (refer to items 3d and 3i in this Note) are presented within Cash collateral receivables on derivative instruments.

Available for sale

Financial assets classified as available for sale are non-derivative financial assets that are not classified as held for trading, designated at fair value through profit or loss, or loans and receivables. This classification mainly includes debt securities held as HQLA and managed by Corporate Center – Group ALM, certain asset-backed securities managed by Corporate Center – Group ALM, investment fund holdings and strategic and commercial equity investments.

Measured at fair value with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are sold, collected or otherwise disposed of, or until any such investment is determined to be impaired (refer to item 3g in this Note). Upon disposal, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

Interest and dividend income are recognized in the income statement in accordance with item 3c in this Note. Refer to item 13 in this Note for information on the treatment of foreign exchange translation gains and losses.

Held to maturity

Non-derivative financial assets with fixed or determinable payments and fixed maturities for which UBS has the positive intention and ability to hold to maturity.

This classification mainly includes debt securities held as HQLA and managed by Corporate Center – Group ALM.

Measured at amortized cost using the effective interest rate method less allowances for credit losses (refer to items 3c and 3g in this Note).

c. Interest income and expense

Interest income and expense are recognized in the income statement applying the effective interest rate (EIR) method. When calculating the EIR for financial instruments (other than credit-impaired financial instruments), UBS estimates future cash flows considering all contractual terms of the instrument, but not expected credit losses.

In determining interest income and expense, the EIR is applied to the gross carrying amount of the financial asset (unless the asset is credit-impaired) or the amortized cost of a financial liability (prior to 1 January 2018: amortized cost of a financial asset or financial liability). However, when a financial asset becomes credit-impaired after initial recognition, interest income is determined by applying the EIR to the amortized cost of the instrument, which represents the gross carrying amount adjusted for any credit loss allowance. Furthermore, for financial assets that were credit-impaired on initial recognition, interest is determined by applying a credit-adjusted EIR to the amortized cost of the instrument.

Upfront fees, including loan commitment fees where a loan is expected to be issued, and direct costs are included within the initial measurement of a financial instrument measured at amortized cost or FVOCI (prior to 1 January 2018: financial asset classified as available for sale). Such fees and costs are therefore recognized over the expected life of the instrument as part of its EIR.

Fees related to loan commitments where no loan is expected to be issued, as well as loan syndication fees where UBS does not retain a portion of the syndicated loan or where UBS does retain a portion of the syndicated loan at the same effective yield for comparable risk as other participants, are included in Net fee and commission income.

  Please refer to item 4 in this Note for more information

Presentation of interest in the income statement

Effective from 1 January 2018, interest income or expense on financial instruments measured at amortized cost and financial assets measured at FVOCI (prior to 1 January 2018: financial assets classified as available for sale) are presented separately within Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income and Interest expense from financial instruments measured at amortized cost.

UBS also presents interest income and expense on financial instruments (excluding derivatives) measured at FVTPL including forward points on certain short- and long-duration foreign exchange contracts and dividends separately in Interest income (or expense) from financial instruments measured at fair value through profit or loss. Furthermore, interest income and expense on derivatives designated as hedging instruments in effective hedge relationships are presented consistently with the interest income and expense of the respective hedged item.

Interest income on financial assets, excluding derivatives, is included in Interest income when positive and in Interest expense when negative, because negative interest income arising on a financial asset does not meet the definition of revenue. Similarly, interest expense on financial liabilities, excluding derivatives, is included in Interest expense, except when interest rates are negative, in which case it is included in Interest income.

  Refer to item 3j in this Note and Note 3 for more information

d. Derecognition

Financial assets

UBS derecognizes a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, thus exposing the purchaser to either substantially all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell or pledge the asset.

A financial asset is considered to have been transferred when UBS (i) transfers the contractual rights to receive the cash flows of the financial asset or (ii) retains the contractual rights to receive the cash flows of that asset, but assumes a contractual obligation to pay the cash flows to one or more entities.

Where financial assets have been pledged as collateral or in similar arrangements, they are considered to have been transferred if the counterparty has received the contractual right to the cash flows of the pledged assets, as may be evidenced, for example, by the counterparty’s right to sell or repledge the assets. Where the counterparty to the pledged financial assets has not received the contractual right to the cash flows, UBS does not consider this to be a transfer for the purposes of derecognition.

In transactions where substantially all of the risks and rewards of ownership of a financial asset are neither retained nor transferred, UBS derecognizes the financial asset if control over the asset is surrendered, and the rights and obligations retained following the transfer are recognized separately as assets and liabilities, respectively. In transfers where control over the financial asset is retained, UBS continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.

Certain over-the-counter (OTC) derivative contracts and most exchange-traded futures and options contracts cleared through central clearing counterparties are considered to be settled on a daily basis through the daily margining process, as the payment or receipt of the variation margin represents legal or economic settlement of a derivative contract, which results in derecognition of the associated positive and negative replacement values.

  Refer to Note 25 for more information

Financial liabilities

UBS derecognizes a financial liability from its balance sheet when it is extinguished; i.e., when the obligation specified in the contract is discharged, canceled or expires. When an existing financial liability is exchanged for a new one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification results in derecognition of the original liability and the recognition of a new liability with any difference in the respective carrying amounts being recognized in the income statement.

e. Securities borrowing / lending and repurchase / reverse repurchase transactions

Securities borrowing / lending and repurchase / reverse repurchase transactions are generally entered into on a collateralized basis. In such transactions, UBS typically borrows or lends equity and debt securities in exchange for securities or cash collateral.

These transactions are treated as collateralized financing transactions where the securities transferred / received are not derecognized or recognized on the balance sheet. Securities transferred / received with the right to resell or repledge are disclosed separately.

In reverse repurchase and securities borrowing agreements, the cash delivered is derecognized and a corresponding receivable, including accrued interest, is recorded in the balance sheet line Receivables from securities financing transactions (prior to 1 January 2018: Reverse repurchase agreements and Cash collateral on securities borrowed), representing UBS’s right to receive the cash. Similarly, in repurchase and securities lending agreements, the cash received is recognized and a corresponding obligation, including accrued interest, is recorded in Payables from securities financing transactions (prior to 1 January 2018: Repurchase agreements and Cash collateral on securities lent). Additionally, the sale of securities that is settled by delivering securities received in reverse repurchase or securities borrowing transactions triggers the recognition of a trading liability.

Repurchase and reverse repurchase transactions with the same counterparty, maturity, currency and central securities depository are generally presented net, subject to meeting the netting requirements described in item 3i of this Note.

  Refer to Notes 26 and 25 for more information

f. Fair value of financial instruments

UBS accounts for a significant portion of its assets and liabilities at fair value. Fair value is the price on the measurement date that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or in the most advantageous market in the absence of a principal market.

All financial instruments measured at fair value are categorized into one of three fair value hierarchy levels. Level 1 financial instruments are those for which fair values can be derived from quoted prices in active markets. Level 2 financial instruments are those for which fair values must be derived using valuation techniques for which all significant inputs are, or are based on, observable market data. Level 3 financial instruments are those for which fair values can only be derived on the basis of valuation techniques for which significant inputs are not based on observable market data.

Critical accounting estimates and judgments

The use of valuation techniques, modeling assumptions and estimates of unobservable market inputs require significant judgment and could affect the amount of gain or loss recorded for a particular position. Valuation techniques that rely more heavily on unobservable inputs require a higher level of judgment to calculate a fair value than those entirely based on observable inputs.

Valuation techniques, including models, that are used to determine fair values are periodically reviewed and validated by qualified personnel, independent of those who created them. Models are calibrated to ensure that outputs reflect observable market data, to the extent possible. Also, UBS prioritizes the use of observable inputs, when available, over unobservable inputs. Judgment is required in selecting appropriate models as well as inputs for which observable data is less readily or not available.

UBS‘s governance framework over fair value measurement is described in Note 24b.

The level of subjectivity and the degree of management judgment involved in the development of estimates and the selection of assumptions are more significant for instruments valued using specialized and sophisticated models and where some or all of the parameter inputs are less observable (Level 3 instruments) and may require adjustment to reflect factors that market participants would consider in estimating fair value, such as close-out costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors, which are presented in Note 24d. The Group provides a sensitivity analysis of the estimated effects arising from changing significant unobservable inputs in Level 3 financial instruments to reasonably possible alternative assumptions within Note 24g.

  Refer to Note 24 for more information

g. Allowances and provisions for expected credit losses

Policy applicable from 1 January 2018[1]

Expected credit losses (ECL) are recognized for financial assets measured at amortized cost, financial assets measured at FVOCI, fee and lease receivables, financial guarantees and loan commitments. ECL are also recognized on the undrawn portion of revolving revocable credit lines, which include UBS’s credit card limits and master credit facilities, which are customary in the Swiss market for corporate and commercial clients. UBS refers to both as “other credit lines,” with clients allowed to draw down on-demand balances (with the Swiss master credit facilities also allowing for term products) and which can be terminated by UBS at any time. Though these other credit lines are revocable, UBS is exposed to credit risk because the client has the ability to draw down funds before UBS can take credit risk mitigation actions.

Recognition of expected credit losses

ECL represent the difference between contractual cash flows and those UBS expects to receive, discounted at the EIR. For loan commitments and other credit facilities in scope of ECL, expected cash shortfalls are determined by considering expected future drawdowns.

ECL are recognized on the following basis:

  Maximum 12-month ECL are recognized from initial recognition, reflecting the portion of lifetime cash shortfalls that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of a default occurring. Instruments in this category are referred to as instruments in stage 1. For instruments with a remaining maturity of less than 12 months, ECL are determined for this shorter period.
  Lifetime ECL are recognized if a significant increase in credit risk (SICR) is detected subsequent to the instrument’s initial recognition, reflecting lifetime cash shortfalls that would result from all possible default events over the expected life of a financial instrument, weighted by the risk of a default occurring. Instruments in this category are referred to as instruments in stage 2. Where an SICR is no longer observed, the instrument will move back to stage 1.
  Lifetime ECL are always recognized for credit-impaired financial instruments, referred to as instruments in stage 3. The IFRS 9 determination of whether an instrument is credit-impaired is based on the occurrence of one or more loss events, with lifetime ECL generally derived by estimating expected cash flows based on a chosen recovery strategy. Credit-impaired exposures may include positions for which no loss has occurred or no allowance has been recognized, for example, because they are expected to be fully recoverable through the collateral held.
  Changes in lifetime ECL since initial recognition are also recognized for assets that are purchased or originated credit-impaired (POCI). POCI financial assets are initially recognized at fair value, with interest income subsequently being recognized based on a credit-adjusted EIR. POCI financial instruments include those that are newly recognized following a substantial restructuring and remain a separate category until derecognition.

UBS does not apply the low-credit-risk practical expedient that allows a lifetime ECL for lease or fee receivables to be recognized irrespective of whether a significant increase in credit risk has occurred. Instead, UBS has incorporated lease and fee receivables into the standard ECL calculation.

1 The accounting policy in this section applies from 1 January 2018, the effective date of IFRS 9. For the details of transition effects refer to Note 1c.

A write-off is made when all or part of a financial asset is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against previously established allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are generally credited to Credit loss (expense) / recovery. Write-offs and partial write-offs represent derecognition / partial derecognition events.

ECL are recognized in profit or loss with a corresponding ECL allowance reported as a decrease in the carrying value of financial assets measured at amortized cost on the balance sheet. For financial assets measured at fair value through OCI, the carrying value is not reduced, but an accumulated amount is recognized in OCI. For off-balance sheet financial instruments and other credit lines, provisions for ECL are reported in Provisions. ECL are recognized within the income statement in Credit loss (expense) / recovery.

Default and credit impairment

UBS applies a single definition of default for classifying assets and determining the probability of default of its obligors for risk modeling purposes. The definition of default is based on quantitative and qualitative criteria. A counterparty is classified as defaulted at the latest when material payments of interest, principal or fees are overdue for more than 90 days, or more than 180 days for certain exposures in relation to loans to private and commercial clients in Personal & Corporate Banking, and to private clients of Global Wealth Management Region Switzerland. UBS does not consider the general 90-day presumption for default recognition appropriate for these latter portfolios based on an analysis of the cure rates, which demonstrated that strict application of the 90-day criterion would not accurately reflect the inherent credit risk. Counterparties are also classified as defaulted when bankruptcy, insolvency proceedings or enforced liquidation have commenced; obligations have been restructured on preferential terms (forbearance); or there is other evidence that payment obligations will not be fully met without recourse to collateral. The latter may be the case even if, to date, all contractual payments have been made when due. If a counterparty is defaulted, generally all claims against the counterparty are treated as defaulted.

An instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is identified as POCI. An instrument is POCI if it has been purchased with a material discount to its carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except when it is POCI), it is reported as a stage 3 instrument and remains as such unless all past due amounts have been rectified, additional payments have been made on time, the position is not classified as credit-restructured, and there is general evidence of credit recovery. A three-month probation period is applied before a transfer back to stages 1 or 2 can be triggered. However, most instruments remain in stage 3 for a longer period.

Measurement of expected credit losses

IFRS 9 ECL reflect an unbiased, probability-weighted estimate based on either loss expectations resulting from default events over a maximum 12-month period from the reporting date or over the remaining life of a financial instrument. The method used to calculate individual probability-weighted unbiased ECL is based on a combination of the following principal factors: probability of default (PD), loss given default (LGD) and exposure at default (EAD). Parameters are generally determined on an individual financial asset level. Based on the materiality of the portfolio, for credit card exposures and personal account overdrafts in Switzerland, and certain loans to financial advisors of Global Wealth Management Region Americas, a portfolio approach is applied that derives an average PD and LGD for the entire portfolio. PDs and LGDs used in the ECL calculation are point in time (PIT)-based for key portfolios and consider both current conditions and expected cyclical changes. For each instrument or group of instruments, parameter time series are generated consisting of the instruments’ PD, LGD and EAD profiles considering the respective period of exposure to credit risk. For material portfolios, PD and LGD are determined for four different scenarios, whereas EAD projections are treated as scenario independent.

For the purpose of determining the ECL-relevant parameters, UBS leverages its Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss (EL) and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models. Adjustments have been made to these models and new IFRS 9-related models have been developed that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based, as opposed to the corresponding Basel III through-the-cycle (TTC) parameters. All models that are relevant for measuring expected credit losses have been subject to the existing model validation and oversight processes with the Group Model Governance Board as the highest approval authority. The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III are not affected by the IFRS 9 ECL calculation.

Probability of default (PD): The PD represents the likelihood of a default over a specified time period. A 12-month PD represents the likelihood of default determined for the next 12 months and a lifetime PD represents the probability of default over the remaining lifetime of the instrument. The lifetime PD calculation is based on a series of 12-month PIT PDs that are derived from TTC PDs and scenario forecasts. This modeling is region-, industry- and client segment-specific and considers both scenario-systematic and client-idiosyncratic information. To derive the cumulative lifetime PD per scenario, the series of 12-month PIT PDs are transformed into marginal PIT PDs, taking any assumed default events from previous periods into account.

Loss given default (LGD): The LGD represents an estimate of the loss at the time of a potential default occurring during the life of a financial instrument. The determination of the LGD takes into account expected future cash flows from collateral and other credit enhancements, or expected payouts from bankruptcy proceedings for unsecured claims and, where applicable, time to realization of collateral and the seniority of claims. The LGD is commonly expressed as a percentage of the EAD.

Exposure at default (EAD): The EAD represents an estimate of the exposure to credit risk at the time of a potential default occurring during the life of a financial instrument. It represents the cash flows outstanding at the time of default, considering expected repayments, interest payments and accruals, discounted at the EIR. Future drawdowns on facilities are considered through a credit conversion factor (CCF) that is reflective of historical drawdown and default patterns and the characteristics of the respective portfolios. IFRS 9-specific CCFs have been modeled to capture client segment- and product-specific patterns after removing Basel III standard-specific elements, i.e., conservatism and focus on a 12-month period prior to default.

Estimation of expected credit losses

Number of scenarios and estimation of scenario weights

The determination of the probability-weighted ECL requires evaluating a range of diverse and relevant future economic conditions, especially with a view to modeling the non-linear effect of assumptions about macroeconomic factors on the estimate.

To accommodate this requirement, UBS uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. Each scenario is represented by a specific scenario narrative, which is relevant considering the exposure of key portfolios to economic risks, and for which a set of consistent macroeconomic variables is determined. Those variables range from above-trend economic growth to severe recession. The baseline scenario is aligned to the economic and market assumptions used for UBS business planning purposes. An econometric model is used to provide an input into the scenario weight assessment process giving a first indication of the probability that the GDP forecast used for each scenario would materialize, if historically observed deviations of GDP growth from trend growth were representative. As such historical analyses of GDP development do not include an assessment of the underlying economic or political causes, management positions the model output into the context of current conditions and future expectations and applies material judgment in determining the final scenario weights. The determined weights constitute the probabilities that the respective set of macroeconomic conditions will occur and not that the chosen particular narratives with the related macroeconomic variables will materialize.

Macroeconomic and other factors

The range of macroeconomic, market and other factors that is modeled as part of the scenario determination is wide, and historical information is used to support the identification of the key factors. As the forecast horizon increases, the availability of information decreases and judgment increases. For cycle-sensitive PD and LGD determination purposes, UBS projects the relevant economic factors for a period of three years before reverting, over a specified period, to a cycle-neutral PD and LGD for longer-term projections.

Factors relevant for the ECL calculation vary by type of exposure and are determined during the credit cycle index model development process in close alignment with expert judgment. Certain variables may only be relevant for specific types of exposures, such as house price indices for mortgage loans, while other variables have key relevance in the ECL calculation for all exposures. Regional and client segment characteristics are generally taken into account, with specific focus on Switzerland and the US considering UBS’s key ECL-relevant portfolios.

For UBS, the following forward-looking macroeconomic variables represent the most relevant factors in the ECL calculation:

  GDP growth rates, given their significant effect on borrowers’ performance;
  house price indices, given their significant effect on mortgage collateral valuations;
  unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations;
  interest rates, given their significant effect on the counterparties’ abilities to service their debt;
  consumer price indices, given their overall relevance for companies’ performance, private clients’ purchasing power and economic stability; and
  equity indices, given that they are an important factor in our corporate rating tools.

The forward-looking macroeconomic assumptions used in the ECL calculation are developed by UBS economists, risk methodology personnel and credit risk officers. Assumptions and scenarios are validated and approved through a Scenario Committee and an Operating Committee, which also aim to ensure a consistent use of forward-looking information throughout UBS, including in the business planning process. ECL inputs are tested and reassessed for appropriateness at least each quarter and appropriate adjustments are made when needed.

Scenario generation, review process and governance

All aspects of the scenario selection, including the specific narratives, their weight for the ECL estimation, and the key macroeconomic and other factors, are subject to a formal governance and approval process.

A team of economists, who are part of Group Risk Control, provide the basic analysis taking into account information obtained through established risk identification and assessment processes, which involve a broad range of experts, in particular, risk specialists and other in-house economists. Material risks with a high likelihood of materializing are then factored into the scenario selection process. Once narratives have been developed, key macroeconomic factors that are consistent with the severity of the case and interdependencies are determined.

The scenarios, their weight and the key macroeconomic and other factors are subject to a critical assessment by members of the Scenario Committee, where senior credit officers from the divisions and representatives from Group Risk Control are represented. Important aspects for the review are the extent to which the selected scenarios reflect the vulnerabilities of the relevant portfolios; whether their transformation into PIT PD and LGD values is in line with credit risk officers’ expectations; and whether there may be pockets of exposures, where particular credit risk concerns may not be capable of being addressed systematically and require an expert-based overlay for stage allocation and ECL allowance. This also ensures a consistent use of forward-looking information throughout UBS and an alignment with the business planning process.

The Operating Committee is jointly chaired by the Group Controller and Chief Accounting Officer, and the Risk Chief Operating Officer and Group Chief Risk Model Officer, and is comprised of the divisional Chief Risk Officers and divisional Chief Financial Officers as well as senior Corporate Center Risk and Finance representatives. They review the proposals submitted by the Scenario Committee and approve the final selection of scenarios and factors and any expert-based overlays as they may be required to cover temporary issues, either related to specific risk elements in a portfolio, or due to identified technical deficiencies pending remediation (model updates, data quality, etc.).

The Group Model Governance Board as the highest authority under UBS’s model governance framework ratifies the decisions by the Operating Committee.

ECL measurement period

The period for which lifetime ECL are determined is based on the maximum contractual period that UBS is exposed to credit risk, taking into account contractual extension, termination and prepayment options. For irrevocable loan commitments and financial guarantee contracts, the measurement period represents the maximum contractual period for which UBS has an obligation to extend credit.

Additionally, some financial instruments include both an on-demand loan and a revocable undrawn commitment, where the contractual cancelation right does not limit UBS’s exposure to credit risk to the contractual notice period as the client has the ability to draw down funds before UBS can take risk-mitigating actions. In such cases, UBS is required to estimate the period over which it is exposed to credit risk. This applies to UBS’s credit card limits, which do not have a defined contractual maturity date, are callable on demand and where the drawn and undrawn components are managed as one unit. The exposure arising from UBS’s credit card limits is not significant and is managed at a portfolio level, with credit actions triggered when balances are past due. An ECL measurement period of seven years is applied for credit card limits, capped at 12 months for stage 1 balances, as a proxy for the period that UBS is exposed to credit risk.

Customary master credit agreements in the Swiss corporate market also include on-demand loans and revocable undrawn commitments. For smaller commercial facilities, a risk-based monitoring (RbM) approach is in place that highlights negative trends as risk events, at an individual facility level, based on a combination of continuously updated risk indicators. The risk events trigger additional credit reviews by a risk officer, allowing for informed credit decisions to be taken. Larger corporate facilities are not subject to RbM, but are reviewed at least annually through a formal credit review. UBS has assessed these credit risk management practices and considers both the RbM approach and formal credit review as substantive credit reviews resulting in a re-origination of the facility. Following this, a 12-month measurement period from the reporting date is used for both types of facilities as an appropriate proxy of the period over which UBS is exposed to credit risk, with 12 months also used as a look-back period for assessing SICR, always from the respective reporting date.

Significant increase in credit risk

Financial instruments subject to ECL are monitored on an ongoing basis. To determine whether the recognition of a maximum 12-month ECL continues to be appropriate, it is assessed whether an SICR has occurred since initial recognition of the financial instrument. The assessment criteria include both quantitative and qualitative factors. UBS does not make use of the expedient that no particular SICR test is required for instruments that have low credit risk at reporting date.

Primarily, UBS assesses changes in an instrument’s risk of default on a quantitative basis by comparing the annualized forward-looking and scenario-weighted lifetime PD of an instrument determined at two different dates:

  at the reporting date; and
  at inception of the instrument.

In both cases, the respective PDs are determined for the residual lifetime of the instrument, i.e., the period between the reporting date and maturity. If, based on UBS’s quantitative modeling, an increase exceeds a set threshold, an SICR is deemed to have occurred and the instrument is transferred to stage 2 with lifetime ECL being recognized.

The threshold applied varies depending on the original credit quality of the borrower. For instruments with lower default probabilities at inception due to good credit quality of the counterparty, the SICR threshold is set at a higher level than for instruments with higher default probabilities at inception. This implies that for instruments with initially lower default probabilities, a relatively higher deterioration in credit quality is needed to trigger an SICR than for those instruments with originally higher PDs. The SICR assessment based on PD changes is made at an individual financial asset level. A high-level overview of the SICR trigger, which is a multiple of the annualized remaining lifetime PIT PD expressed in rating downgrades that entail the same multiple of PD values, together with the corresponding ratings at origination of an instrument, is provided in the “SICR thresholds” table below. This simplified view is aligned to internal ratings as disclosed in “Internal UBS rating scale and mapping of external ratings” presented in “Credit risk” in the “Risk management and control” section of this report. The actual SICR thresholds applied are defined on a more granular level interpolating between the values shown in the table below.

SICR thresholds

Internal rating at origination of the instrument

Rating downgrades / SICR trigger

0–3

3

4–8

2

9–13

1

  Refer to the “Risk management and control” section of this report for more details on the bank’s internal grading system

Irrespective of the SICR assessment based on default probabilities, credit risk is generally deemed to have significantly increased for an instrument if the contractual payments are more than 30 days past due. For certain less material portfolios, specifically the Swiss credit card portfolio and the recruitment and retention loans to financial advisors of Global Wealth Management Region Americas, the 30-day past due criterion is used as the primary indicator of an SICR. Where instruments are transferred to stage 2 due to the 30-day past due criterion, a minimum period of six months is applied before a transfer back to stage 1 can be triggered. For instruments in Personal & Corporate Banking that are between 90 and 180 days past due but have not been reclassified to stage 3, a one-year period is applied before a transfer back to stage 1 can be triggered.

Additionally, based on individual counterparty-specific indicators, external market indicators of credit risk or general economic conditions, counterparties may be moved to a watch list, which is used as a secondary qualitative indicator for an SICR and hence for a transfer to stage 2. Exception management is further applied, allowing for individual and collective adjustments on exposures sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected. Instruments for which an SICR since initial recognition is determined based on criteria other than changed default probabilities or watch list items remain in stage 2 for at least six months post resolution of the stage 2 trigger event.

The overall SICR determination process does not apply to Lombard loans, securities financing transactions and certain other asset-based lending transactions, because of the risk management practices adopted, including daily monitoring processes with strict remargining requirements. If margin calls are not satisfied, a position is closed out and classified as a stage 3 position.

Credit risk officers are responsible for ensuring that the stage allocation of instruments is in line with the requirements of the standard. Identification of an SICR for accounting purposes is in some aspects different from internal credit risk management processes for loans with increased credit risk, mainly because ECL accounting requirements are instrument-specific, such that a borrower can have multiple exposures allocated to different stages, and that maturing loans in stage 2 will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a risk-based approach, a holistic counterparty credit assessment and the absolute level of risk at any given date will determine what risk mitigating actions may be warranted.

  Refer to the “Risk management and control” section of this report for more information

Critical accounting estimates and judgments

The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that involve significant uncertainty at the time they are made. Changes to these estimates and assumptions can result in significant changes to the timing and amount of ECL to be recognized.

Determination of a significant increase in credit risk

IFRS 9 does not include a definition of what constitutes an SICR. UBS’s assessment of whether an SICR has occurred since initial recognition is based on reasonable and supportable forward-looking information, both qualitative and quantitative, and includes significant management judgment. More stringent criteria could significantly increase the number of instruments migrating to stage 2. An IFRS 9 Operating Committee has been established to review and challenge the SICR approach and any potential changes and determinations made in the quarter.

Scenarios, scenario weights and macroeconomic factors

ECL reflect an unbiased and probability-weighted amount, which UBS determines by evaluating a range of possible outcomes. Management selects forward-looking scenarios and judges the suitability of respective weights to be applied. Each of the scenarios is based on management’s assumptions around future economic conditions in the form of macroeconomic, market and other factors. Changes in the scenarios and weights, the corresponding set of macroeconomic variables and the assumptions made around those variables for the forecast horizon would have a significant effect on the ECL. An IFRS 9 Scenario Committee, in addition to the Operating Committee, has been established to derive, review and challenge the selection and weights.

ECL measurement period

Lifetime ECL are generally determined based upon the contractual maturity of the transaction, which significantly affects ECL. The ECL calculation is therefore sensitive to any extension of contractual maturities triggered by business decisions, consumer behaviors and an increased number of stage 2 positions. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit card limits, capped at 12 months for stage 1 positions, and a 12-month period has been applied for master credit facilities.

Modeling and management adjustments

A number of complex models have been developed or modified to calculate ECL, with additional management adjustments required. Internal counterparty rating changes, new or revised models and changes to data may significantly affect ECL. The models are governed by UBS’s model validation controls, which aim to ensure independent verification, and are approved by the Group Model Governance Board (GMGB). The management adjustments are approved by the IFRS 9 Operating Committee and endorsed by the GMGB.

The Group provides a sensitivity analysis of the effect of scenario selection, scenario weights and SICR trigger points on ECL measurement within Note 23g.

Comparative policy | Policy applicable prior to 1 January 2018

A claim is impaired and an allowance or provision for credit losses is recognized when objective evidence demonstrates that a loss event has occurred after the initial recognition and that the loss event has an effect on the future cash flows that can be reliably estimated (incurred loss approach). UBS considers a claim to be impaired if it will be unable to collect all amounts due on it based on the original contractual terms as a result of credit deterioration of the issuer or counterparty. A claim can be a loan or receivable carried at amortized cost, or a commitment, such as a letter of credit, a guarantee or a similar instrument.

An allowance for credit losses is reported as a decrease in the carrying value of a financial asset. For an off-balance sheet item, such as a commitment, a provision for credit loss is reported in Provisions. Changes to allowances and provisions for credit losses are recognized in Credit loss (expense) / recovery.

Critical accounting estimates and judgments

Allowances and provisions for credit losses are evaluated at both a counterparty-specific level and collectively. Judgment is used in making assumptions about the timing and amount of impairment losses.

Counterparty-specific allowances and provisions

Loans are evaluated individually for impairment if objective evidence indicates that a loan may be impaired. Individual credit exposures are evaluated on the basis of the borrower’s overall financial condition, resources and payment record, the prospects of support from contractual guarantors and, where applicable, the realizable value of any collateral. The impairment loss for a loan is the excess of the carrying value of the financial asset over the estimated recoverable amount. The estimated recoverable amount is the present value, calculated using the loan’s original effective interest rate, of expected future cash flows, including amounts that may result from restructuring or the liquidation of collateral. If a loan has a variable interest rate, the discount rate for calculating the recoverable amount is the current effective interest rate. Upon impairment, interest income is accrued by applying the original effective interest rate to the impaired carrying value of the loan.

All impaired loans are reviewed and analyzed at least annually. Any subsequent changes to the amounts and timing of the expected future cash flows compared with prior estimates result in a change in the allowance for credit losses and are charged or credited to Credit loss (expense) / recovery. An allowance for impairment is reversed only when the credit quality has improved to such an extent that there is reasonable assurance of timely collection of principal and interest in accordance with the original contractual terms of the instrument, or the equivalent value thereof. A write-off is made when all or part of a financial asset is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against previously established allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are credited to Credit loss (expense) / recovery.

Collective allowances and provisions

Collective allowances and provisions are calculated for portfolios with similar credit risk characteristics, taking into account historical loss experience and current conditions. The methodology and assumptions used are reviewed regularly to reduce any differences between estimated and actual loss experience. For all of its portfolios, UBS also assesses whether there have been any unforeseen developments that might result in impairments that are not immediately observable at a counterparty level. To determine whether an event-driven collective allowance for credit losses is required, UBS considers global economic drivers to assess the most vulnerable countries and industries. As the allowance cannot be allocated to individual loans, the loans are not considered to be impaired and interest is accrued on each loan according to its contractual terms. If objective evidence becomes available that indicates that an individual financial asset is impaired, it is removed from the group of financial assets assessed for impairment on a collective basis and is assessed separately as counterparty-specific.

Impairment of financial assets classified as available for sale

At each balance sheet date, UBS assesses whether indicators of impairment are present. Available-for-sale debt instruments are impaired when there is objective evidence, using the same criteria described on the previous page, that, as a result of one or more events that occurred after the initial recognition of the asset, the estimated future cash flows have decreased.

Objective evidence that there has been an impairment of an available-for-sale equity instrument is a significant or prolonged decline in the fair value of the asset. UBS uses a rebuttable presumption that such instruments are impaired where there has been a decline in fair value of more than 20% below its original cost or fair value has been below original cost for more than six months.

To the extent a financial asset classified as available for sale is determined to be impaired, the related cumulative net unrealized loss previously recognized in Other comprehensive income is reclassified to the income statement within Other income. For equity instruments, any further loss is recognized directly in the income statement, whereas for debt instruments, any further loss is recognized in the income statement only if there is additional objective evidence of impairment. After the recognition of an impairment on a financial asset classified as available for sale, increases in the fair value of equity instruments are reported in Other comprehensive income. For debt instruments, such increases in the fair value, up to amortized cost in the transaction currency, are recognized in Other income, provided that the fair value increase is related to an event occurring after the impairment loss was recorded. Increases in excess of that amount are reported in Other comprehensive income. ▲

h. Restructured and modified financial assets

When payment default is expected or where default has already occurred, UBS may grant concessions to borrowers in financial difficulties that it would otherwise not consider in the normal course of its business, such as preferential interest rates, extension of maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc. When a concession or forbearance measure is granted, each case is considered individually and the exposure is generally classified as being in default. Forbearance classification will remain until the loan is collected or written off, non-preferential conditions are granted that supersede the preferential conditions or until the counterparty has recovered and the preferential conditions no longer exceed our risk appetite.

Contractual adjustments when there is no evidence of imminent payment default, or where changes to terms and conditions are within UBS’s usual risk appetite, are not considered to be in forbearance. Modifications represent contractual amendments that result in an alteration of future contractual cash flows and that can occur within UBS’s normal risk appetite or as part of a credit restructuring where a counterparty is in financial difficulties.

A restructuring or modification of a financial asset could lead to a substantial change in the terms and conditions, resulting in the original financial asset being derecognized and a new financial asset being recognized. Where the modification does not result in a derecognition, any difference between the modified contractual cash flows discounted at the original EIR and the existing gross carrying value of a financial asset is recognized in profit or loss as a modification gain or loss. Further, the subsequent SICR assessment is made by comparing the risk of default at the reporting date based on the modified contractual terms of the financial asset with the risk of default at initial recognition based on the original, unmodified contractual terms of the financial asset.

i. Netting

UBS nets financial assets and liabilities on its balance sheet if (i) it has the unconditional and legally enforceable right to set off the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS and all of the counterparties, and (ii) intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Netted positions include, for example, certain derivatives and repurchase and reverse repurchase transactions with various counterparties, exchanges and clearing houses.

In assessing whether UBS intends to either settle on a net basis, or to realize the asset and settle the liability simultaneously, emphasis is placed on the effectiveness of operational settlement mechanics in eliminating substantially all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for substantial amounts of UBS’s financial assets and liabilities, even though they may be subject to enforceable netting arrangements. For OTC derivative contracts, balance sheet offsetting is generally only permitted in circumstances in which a market settlement mechanism exists via an exchange or central clearing counterparty that effectively accomplishes net settlement through a daily exchange of collateral via a cash margining process. For repurchase arrangements and securities financing transactions, balance sheet offsetting may be permitted only to the extent that the settlement mechanism eliminates, or results in insignificant, credit and liquidity risk, and processes the receivables and payables in a single settlement process or cycle.

  Refer to Note 25 for more information

j. Hedge accounting

The Group uses derivative and non-derivative instruments to manage exposures to interest rate and foreign currency risks, including exposures arising from forecast transactions. The Group continues to apply hedge accounting requirements as set out in IAS 39. Qualifying instruments may be designated as hedging instruments in (i) hedges of the change in fair value of recognized assets or liabilities (fair value hedges); (ii) hedges of the variability in future cash flows attributable to a recognized asset or liability or highly probable forecast transactions (cash flow hedges); or (iii) hedges of a net investment in a foreign operation (net investment hedges).

At the time a financial instrument is designated in a hedge relationship, UBS formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction and the methods that will be used to assess the effectiveness of the hedging relationship. Accordingly, UBS assesses, both at the inception of the hedge and on an ongoing basis, whether the hedging instruments, primarily derivatives, have been “highly effective” in offsetting changes in the fair value or cash flows associated with the designated risk of the hedged items.

A hedge is considered highly effective if the following criteria are met: (i) at inception of the hedge and throughout its life, the hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; and (ii) actual results of the hedge are within a range of 80–125%. In the case of hedging forecast transactions, the transaction must have a high probability of occurring and must present an exposure to variations in cash flows that could ultimately affect the reported net profit or loss. UBS discontinues hedge accounting when (i) it determines that a hedging instrument is not, or has ceased to be, highly effective as a hedge; (ii) the derivative expires or is sold, terminated or exercised; (iii) the hedged item matures, is sold or repaid; or (iv) forecast transactions are no longer deemed highly probable. The Group may also discontinue hedge accounting voluntarily.

Hedge ineffectiveness represents the amount by which the changes in the fair value of the hedging instrument differ from changes in the fair value of the hedged item attributable to the hedged risk, or the amount by which changes in the present value of future cash flows of the hedging instrument exceed changes in the present value of expected cash flows of the hedged item. Such ineffectiveness is recorded in current-period earnings in Other net income from fair value changes on financial instruments (prior to 1 January 2018: Net trading income).

Interest from derivatives designated as hedging instruments in effective fair value hedge relationships is presented within Interest income from loans and deposits and Interest expense on debt issued, within Net interest income. Interest from derivatives designated as hedging instruments in effective cash flow hedge relationships that is reclassified from other comprehensive income when the hedged transaction affects profit or loss is presented within Interest income from derivative instruments designated as cash flow hedges.

  Refer to Note 3 for more information

Fair value hedges

For qualifying fair value hedges, the change in the fair value of the hedging instrument is recognized in the income statement along with the change in the fair value of the hedged item that is attributable to the hedged risk. In fair value hedges of interest rate risk, the fair value change of the hedged item attributable to the hedged risk is reflected as an adjustment to the carrying value of the hedged item. If the hedge accounting relationship is terminated for reasons other than the derecognition of the hedged item, the adjustment to the carrying value is amortized to the income statement over the remaining term to maturity of the hedged item using the effective interest rate method. For a portfolio hedge of interest rate risk, the equivalent change in fair value is reflected within Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost. If the portfolio hedge relationship is terminated for reasons other than the derecognition of the hedged item, the amount included in Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost is amortized to the income statement over the remaining term to maturity of the hedged items using the straight-line method.

Cash flow hedges

Fair value gains or losses associated with the effective portion of derivatives designated as cash flow hedges for cash flow repricing risk are recognized initially in Other comprehensive income within Equity. When the hedged forecast cash flows affect profit or loss, the associated gains or losses on the hedging derivatives are reclassified from Equity to the income statement.

If a cash flow hedge of forecast transactions is no longer considered effective, or if the hedge relationship is terminated, the cumulative gains or losses on the hedging derivatives previously reported in Equity remain there until the committed or forecast transactions occur and affect profit or loss. If the forecast transactions are no longer expected to occur, the deferred gains or losses are reclassified immediately to the income statement.

Hedges of net investments in foreign operations

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized directly in Equity (and presented in the statement of changes in equity and statement of comprehensive income under Foreign currency translation), while any gains or losses relating to the ineffective and / or undesignated portion (for example, the interest element of a forward contract) are recognized in the income statement. Upon disposal or partial disposal of the foreign operation, the cumulative value of any such gains or losses recognized in Equity associated with the entity is reclassified to Other income.

Economic hedges that do not qualify for hedge accounting

Derivative instruments that are transacted as economic hedges, but do not qualify for hedge accounting, are treated in the same way as derivative instruments used for trading purposes; i.e., realized and unrealized gains and losses are recognized in Other net income from fair value changes on financial instruments (prior to 1 January 2018: Net trading income), except for the forward points on certain short- and long-duration foreign exchange contracts, which are reported in Net interest income.

  Refer to Note 11 for more information

k. Embedded derivatives

Derivatives may be embedded in other financial instruments (host contracts). For example, they could be represented by the conversion feature embedded in a convertible bond. Such hybrid instruments arise predominantly from the issuance of certain structured debt instruments. An embedded derivative is generally required to be separated from the host contract (from 1 January 2018: unless the host contract is a financial asset in scope of IFRS 9) and accounted for as a standalone derivative instrument at fair value through profit or loss if (i) the host contract is not carried at fair value with changes in fair value reported in the income statement; (ii) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract; and (iii) the terms of the embedded derivative would meet the definition of a standalone derivative, were they contained in a separate contract.

Typically, UBS applies the fair value option to hybrid instruments (refer to item 3b in this Note for more information), in which case bifurcation of an embedded derivative component is not required.

l. Financial liabilities

Debt issued measured at amortized cost includes contingent capital instruments that contain contractual provisions under which the principal amounts would be written down upon either a specified CET1 ratio breach or a determination by FINMA that a viability event has occurred. Such contractual provisions are not derivatives as the underlying is deemed to be a non-financial variable specific to a party to the contract. Where there is a legal bail-in mechanism for write-down or conversion into equity (as is the case, for instance, with senior unsecured debt issued by the Group that is subject to write-down or conversion under resolution authority granted to FINMA under Swiss law), such mechanism does not form part of the contractual terms and, therefore, does not affect the amortized cost accounting treatment applied to these instruments. If the debt were to be written down or converted into equity in a future period, this would result in the full or partial derecognition of the financial liabilities, with the difference between the carrying value of the debt written down or converted into equity and the fair value of any equity shares issued recognized in the income statement.

In cases where, as part of the Group’s risk management activity, fair value hedge accounting is applied to fixed-rate debt instruments carried at amortized cost, their carrying amount is adjusted for changes in fair value related to the hedged exposure. Refer to item 3j for more information on hedge accounting.

Debt issued and subsequently repurchased in relation to market-making or other activities is treated as redeemed. A gain or loss on redemption (depending on whether the repurchase price of the bond is lower or higher than its carrying value) is recorded in Other income. A subsequent sale of own bonds in the market is treated as a reissuance of debt.

UBS uses the fair value option to designate certain issued debt instruments as financial liabilities designated at fair value through profit or loss, on the basis that such financial instruments include embedded derivatives and / or are managed on a fair value basis (refer to item 3b in this Note for more information).

m. Own credit

Changes in the fair value of financial liabilities designated at fair value through profit or loss related to own credit are recognized in Other comprehensive income directly within Retained earnings and will not be reclassified to the income statement in future periods.

n. Loan commitments

Policy applicable from 1 January 2018[1]

Loan commitments are arrangements under which clients can borrow stipulated amounts under defined terms and conditions.

Loan commitments that can be canceled at any time by UBS at its discretion are neither recognized on the balance sheet nor included in off-balance sheet disclosures.

Loan commitments that cannot be canceled by UBS once the commitments are communicated to the beneficiary or that are revocable only because of automatic cancelation upon deterioration in a borrower’s creditworthiness are considered irrevocable and are classified as (i) derivative loan commitments measured at fair value through profit or loss; (ii) loan commitments designated at fair value through profit or loss; or (iii) other loan commitments.

The Group recognizes ECL on non-cancelable other loan commitments. In addition, UBS also recognizes ECL on loan commitments that can be canceled at any time if UBS is exposed to credit risk (refer to item g in this Note). Corresponding ECL are presented within Provisions on the Group’s balance sheet. ECL relating to these other loan commitments are recorded in the income statement in Credit loss (expense) / recovery.

When a client draws on a commitment, the resulting loan is presented within Financial assets at fair value held for trading, or within Financial assets at fair value not held for trading when the associated loan commitments are measured at fair value through profit or loss, and within Loans and advances to customers when the associated loan commitment is not measured at fair value through profit or loss.

Comparative policy | Policy applicable prior to 1 January 2018

When a client draws on a commitment, the resulting loan is classified as a (i) trading asset, consistent with the associated derivative loan commitment; (ii) financial asset designated at fair value through profit or loss, consistent with the loan commitment designated at fair value through profit or loss; or as a (iii) loan when the associated loan commitment is accounted for as other loan commitment. ▲

o. Financial guarantee contracts

Policy applicable from 1 January 2018[1]

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for an incurred loss because a specified debtor fails to make payments when due in accordance with the terms of a specified debt instrument. UBS issues such financial guarantees to banks, financial institutions and other parties on behalf of clients to secure loans, overdrafts and other banking facilities.

1 The accounting policy in this section applies from 1 January 2018, the effective date of IFRS 9. For the details of transition effects refer to Note 1c.

Certain issued financial guarantees that are managed on a fair value basis are designated at fair value through profit or loss. Financial guarantees that are not managed on a fair value basis are initially recognized in the financial statements at fair value and are subsequently measured at the higher of:

  the amount of ECL (refer to item g in this Note); and
  the amount initially recognized less the cumulative amount of income recognized as of the reporting date.

ECL resulting from guarantees is recorded in the income statement in Credit loss (expense) / recovery.

Comparative policy | Policy applicable prior to 1 January 2018

Financial guarantees that are not managed on a fair value basis are initially recognized in the financial statements at fair value and are subsequently measured at the higher of the amount initially recognized less cumulative amortization and, to the extent a payment under the guarantee has become probable, the present value of the expected payment. Any change in the liability relating to probable expected payments resulting from guarantees is recorded in the income statement in Credit loss (expense) / recovery. ▲

p. Other net income from fair value changes on financial instruments

The line item Other net income from fair value changes on financial instruments includes fair value gains and losses on financial instruments at fair value through profit or loss but excluding interest income and expense on non-derivatives (refer to item 3c in this Note), as well as the effects at derecognition, trading gains and losses and intermediation income arising from certain client-driven Global Wealth Management and Personal & Corporate Banking financial transactions. In addition, foreign currency translation effects and income and expenses from precious metals are presented within this income statement line item.

4) Fee and commission income and expenses

Policy applicable from 1 January 2018[1]

UBS earns fee income from a diverse range of services it provides to its clients. Fee income can be divided into two broad categories: fees earned from services that are provided over a certain period of time, such as asset or portfolio management, custody services and certain advisory services; and fees earned from point-in-time services such as underwriting fees and brokerage fees (e.g., securities and derivative execution and clearing).

  Refer to Note 4 for more information, including the disaggregation of revenues

Performance obligations satisfied over time

Fees earned from services that are provided over a certain period of time are recognized on a pro rata basis over the service period, provided the fees are not contingent on successfully meeting specified performance criteria that are beyond the control of UBS (see measurement below).

Costs to fulfill services over time are recorded in the income statement immediately, because such services are considered to be a series of services that are substantially the same from day to day and have the same pattern of transfer. The costs to fulfill neither generate nor enhance the resources of UBS that will be used to satisfy future performance obligations and cannot be distinguished between those that relate to satisfied and unsatisfied performance obligations. Therefore, these costs do not qualify to be recognized as an asset. Where costs incurred relate to contracts that include variable consideration that is constrained by factors beyond UBS’s control (e.g., successful mergers and acquisitions (M&A) activity) or where UBS has a history of not recovering such costs on similar transactions), such costs are expensed immediately as incurred.

Performance obligations satisfied at a point in time

Fees earned from providing transaction-type services are recognized when the service has been completed, provided such fees are not subject to refund or another contingency beyond the control of UBS.

Incremental costs to fulfill services provided at a point in time are typically incurred and recorded at the same time as the performance obligation is satisfied and revenue is earned, and are therefore not recognized as an asset, e.g., brokerage. Where recovery of costs to fulfill relates to an uncompleted point-in-time service for which the satisfaction of the performance obligation in the contract is dependent upon factors beyond the control of UBS, such as underwriting a successful securities issuance, or where UBS has a history of not recovering such costs through reimbursement on similar transactions, such costs are expensed immediately as incurred.

1 The accounting policy in this section applies from 1 January 2018, the effective date of IFRS 15. For the details of transition effects refer to Note 1b.

Measurement

Fee and commission income is measured based on consideration specified in a legally enforceable contract with a customer, excluding amounts such as taxes collected on behalf of third parties. Consideration can include both fixed and variable amounts. Variable consideration includes refunds, discounts, performance bonuses and other amounts that are contingent on the occurrence or non-occurrence of a future event. Variable consideration that is contingent on an uncertain event can only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue for a contract will not occur. This is referred to as the variable consideration constraint. UBS does not consider the highly probable criterion to be met where the contingency on which income is dependent is beyond the control of UBS. In such circumstances, UBS only recognizes revenue when the contingency has been resolved or an uncertain event has occurred. Examples include asset management performance-linked fees, which are only payable if the returns of a fund exceed a benchmark and are only recognized after the performance period has elapsed. Similarly, M&A advisory fees that are dependent on a successful client transaction are not recognized until the transaction on which the fees are dependent has been executed. Asset management fees (excluding performance-based fees) received on a periodic basis, typically quarterly, that are determined based on a fixed percentage of net asset value that has not been established at the reporting date, are estimated and accrued ratably over the period to the next invoice date, except during periods in which market volatility indicates there is a risk of significant reversal. Research revenues earned by the Investment Bank under commission-sharing or research payment account agreements are not recognized until the client has provided a definitive allocation of amounts between research providers, as prior to this UBS generally does not have an enforceable right to a specified amount of consideration.

Consideration received is allocated to the separately identifiable performance obligations in a contract. Owing to the nature of UBS’s business, contracts that include multiple performance obligations are typically those that are considered to include a series of similar performance obligations fulfilled over time with the same pattern of transfer to the client, e.g., asset management. As a consequence, UBS is not required to apply significant judgment in allocating the consideration received across the various performance obligations. UBS has taken the practical expedient to not disclose information on the allocation of the transaction price to remaining performance obligations in contracts. This is because contracts are typically less than one year in duration. Where contracts have a longer duration, they are either subject to the variable consideration constraint, with fees calculated on future net asset value, which cannot be included within the transaction price for the contract, or result in revenue being recognized ratably using the output method corresponding directly to the value of the services completed to date and to which UBS would be entitled to invoice upon termination of the contract, e.g., loan commitments.

Presentation of fee and commission income and expense

Fee and commission income and expense are presented gross on the face of the income statement when UBS is considered to be principal in the contractual relationship with its customer and any suppliers used to fulfill such contracts. This occurs where UBS has control over such services and its relationship with suppliers prior to provision of the service to the client. UBS only considers itself to be an agent in relation to services provided by third parties, e.g., third-party execution costs for exchange-traded derivatives and fees payable to third-party research providers, where the client controls both the choice of supplier and the scope of the services to be provided. Furthermore, in order to be considered an agent UBS must not take responsibility for the quality of the service, transform or integrate the services into a UBS product. In such circumstances UBS is essentially acting as a payment agent for its client. When UBS is acting as an agent, any costs incurred are directly offset against the associated income.

Presentation of expenses in the income statement

UBS presents expenses primarily in line with their nature in the income statement, differentiating between expenses that are incremental and incidental to revenues, which are presented within Total operating income, and those that are related to personnel, general and administrative expenses, which are presented within Total operating expenses.

Contract assets, contract liabilities and capitalized expenses

UBS has applied the practical expedient of allowing for costs incurred to obtain a contract to be expensed as incurred where the amortization period for any asset recognized would be less than 12 months.

Where UBS provides services to clients, consideration is due immediately upon satisfaction of a point-in-time service or at the end of a prespecified period for a service performed over time; e.g., certain asset management fees are collected monthly or quarterly, through deduction from a client account, deduction from fund assets or through separate invoicing. Where receivables are recorded, they are presented within Other financial assets measured at amortized cost.

Contract liabilities relate to prepayments received from customers where UBS is yet to satisfy its performance obligation.

Contract assets are recorded when an entity’s right to consideration in exchange for services transferred is conditional on something other than the passage of time, e.g., the entity’s future performance.

UBS has not recognized any material contract assets, contract liabilities or capitalized expenses during the period and has therefore not provided a contract balances reconciliation.

Comparative policy | Policy applicable prior to 1 January 2018

Fees earned from services that are provided over a certain period of time are recognized ratably over the service period, with the exception of performance-linked fees or fee components with specific performance criteria. Such fees are recognized when, as of the reporting date, the performance benchmark has been met and when collectibility is reasonably assured.

Fees earned from providing transaction-type services are recognized when the service has been completed and the fee is fixed or determinable, i.e., not subject to refund or adjustment.

Fee income generated from providing a service that does not result in the recognition of a financial instrument is presented within Net fee and commission income. Fees generated from the acquisition, issue or disposal of a financial instrument are presented in the income statement in line with the balance sheet classification of that financial instrument. ▲

  Refer to Note 4 for more information

5) Cash and cash equivalents

For the purpose of the statement of cash flows, cash and cash equivalents comprise balances with an original maturity of three months or less, including cash, money market paper and balances at central and other banks.

6) Share-based and other deferred compensation plans

Share-based compensation plans

UBS has established share-based compensation plans that are settled in UBS‘s equity instruments or an amount that is based on the value of such instruments. These awards are generally subject to conditions that require employees to complete a specified period of service and, for performance shares, to satisfy specified performance conditions. Compensation expense is recognized, on a per-tranche basis, over the service period based on an estimate of the number of instruments expected to vest and is adjusted to reflect actual outcomes. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date.

Where no future service is required, such as for employees who are eligible for retirement or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized immediately on, or prior to, the date of grant. Such awards may remain forfeitable until the legal vesting date if certain non-vesting conditions are not met. For equity-settled awards, forfeiture events resulting from breach of a non-vesting condition do not result in an adjustment to expense.

Compensation expense is measured by reference to the fair value of the equity instruments on the date of grant adjusted, when relevant, to take into account the terms and conditions inherent in the award, including dividend rights, transfer restrictions in effect beyond the vesting date, and non-vesting conditions. For equity-settled instruments, fair value is determined at the date of grant and is not remeasured unless their terms are modified such that the fair value immediately after modification exceeds the fair value immediately prior to modification. Any increase in fair value resulting from a modification is recognized as compensation expense, either over the remaining service period or, for vested awards, immediately. For cash-settled awards, fair value is remeasured at each reporting date such that the cumulative expense recognized equals the cash distributed.

  Refer to Note 30 for more information

Other compensation plans

UBS has established deferred compensation plans that are settled in cash or financial instruments other than UBS equity, the amount of which may be fixed or may vary based on the achievement of specified performance conditions or the value of specified underlying assets. Compensation expense is recognized over the period that the employee provides services to become entitled to the award. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date. Where no future service is required, such as for employees who are eligible for retirement or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized immediately on, or prior to, the date of grant. The amount recognized is based on the present value of the amount expected to be paid under the plan and is remeasured at each reporting date, so that the cumulative expense recognized equals the cash or the fair value of respective financial instruments distributed.

  Refer to Note 30 for more information

7) Pension and other post-employment benefit plans

UBS sponsors various post-employment benefit plans for its employees worldwide, which include defined benefit and defined contribution pension plans, and other post-employment benefits such as medical and life insurance benefits that are payable after the completion of employment.

  Refer to Note 29 for more information

Defined benefit plans

UBS offers defined benefit pension and medical insurance benefits. Defined benefit plans specify an amount of benefit that an employee will receive, which usually depends on one or more factors, such as age, years of service and compensation. The defined benefit liability recognized in the balance sheet is the present value of the defined benefit obligation less the fair value of the plan assets at the balance sheet date, with changes resulting from remeasurements recorded immediately in Other comprehensive income. If the fair value of the plan assets is higher than the present value of the defined benefit obligation, the recognition of the resulting net defined benefit asset is limited to the present value of economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. UBS applies the projected unit credit method to determine the present value of its defined benefit obligations, the related current service cost and, where applicable, past service cost. The projected unit credit method sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately to build up the final obligation. These amounts, which take into account the specific features of each plan, including risk sharing between employee and employer, are calculated periodically by independent qualified actuaries.

Critical accounting estimates and judgments

The net defined benefit liability or asset at the balance sheet date and the related personnel expense depend on the expected future benefits to be provided, determined using a number of economic and demographic assumptions. A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit liability or asset and pension expense recognized. The most significant assumptions include life expectancy, the discount rate, expected salary increases, pension increases and, in addition for the Swiss plan and one of the US defined benefit pension plans, interest credits on retirement savings account balances. Life expectancy is determined by reference to published mortality tables. The discount rate is determined by reference to the rates of return on high-quality fixed-income investments of appropriate currency and term at the measurement date. The assumption for salary increases reflects the long-term expectations for salary growth and takes into account historical salary development by age groups, expected inflation and expected supply and demand in the labor market. A sensitivity analysis for reasonable possible movements in each significant assumption for UBS‘s post-employment obligations is provided within Note 29.

Defined contribution plans

A defined contribution plan is a pension plan under which UBS pays fixed contributions into a separate entity from which post-employment and other benefits are paid. UBS has no legal or constructive obligation to pay further contributions if the plan does not hold sufficient assets to pay employees the benefits relating to employee service in the current and prior periods. UBS’s contributions are expensed when the employees have rendered services in exchange for such contributions. This is generally in the year of contribution. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

8) Income taxes

UBS is subject to the income tax laws of Switzerland and those of the non-Swiss jurisdictions in which UBS has business operations.

The Group’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to be paid or refunded for the current period or previous periods.

Deferred taxes are recognized for temporary differences between the carrying amounts and tax bases of assets and liabilities that will result in taxable or deductible amounts in future periods and are measured using the applicable tax rates and laws that have been enacted or substantively enacted by the end of the reporting period and which will be in effect when such differences are expected to reverse.

Deferred tax assets arise from a variety of sources, the most significant being: (i) tax losses that can be carried forward to be used against profits in future years; and (ii) temporary differences that will result in deductions against profits in future years. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available against which these differences can be used. When an entity or tax group has a history of recent losses, deferred tax assets are only recognized to the extent there are sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized.

Deferred tax liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the balance sheet that reflect the expectation that certain items will give rise to taxable income in future periods.

Deferred and current tax assets and liabilities are offset when (i) they arise in the same tax reporting group; (ii) they relate to the same tax authority; (iii) the legal right to offset exists; and (iv) they are intended to be settled net or realized simultaneously.

Current and deferred taxes are recognized as income tax benefit or expense in the income statement except for current and deferred taxes recognized (i) upon the acquisition of a subsidiary (for which such amounts would affect the amount of goodwill arising from the acquisition); (ii) for gains and losses on the sale of treasury shares (for which the tax effects are recognized directly in Equity); (iii) for unrealized gains or losses on financial instruments that are classified as FVOCI (prior to 1 January 2018: financial assets classified as available for sale); (iv) for changes in fair value of derivative instruments designated as cash flow hedges; (v) for remeasurements of defined benefit plans; or (vi) for certain foreign currency translations of foreign operations. Amounts relating to points (iii) through (vi) are recognized in Other comprehensive income within Equity.

UBS reflects the potential effect of uncertain tax positions using expected value (i.e., a probability-weighted approach), except where the likelihood of loss is remote (less than 5%).

Critical accounting estimates and judgments

Tax laws are complex, and judgment and interpretations about the application of such laws are required when accounting for income taxes. UBS considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its deferred tax assets, including the remaining tax loss carry-forward period, and its assessment of expected future taxable profits in the forecast period used for recognizing deferred tax assets. Estimating future profitability is inherently subjective and is particularly sensitive to future economic, market and other conditions, which are difficult to predict.

The level of deferred tax asset recognition is influenced by management’s assessment of UBS’s future profitability based on relevant business plan forecasts. Existing assessments are reviewed and, if necessary, revised to reflect changed circumstances. This review is conducted annually, in the fourth quarter of each year, but adjustments may be made at other times, if required. In a situation where recent losses have been incurred, convincing other evidence that there will be sufficient future profitability is required.

If profit forecast assumptions in future periods deviate from the current outlook, the value of UBS’s deferred tax assets may be affected. Any increase or decrease in the carrying amount of deferred tax assets would primarily be recognized through the income statement but would not affect cash flows.

In addition, judgment is required to assess the expected value of uncertain tax positions that are incorporated into the estimate of income and deferred tax and the assessment of the related probabilities, including in relation to the interpretation of tax laws, the resolution of any income tax-related appeals or litigation and the assessment of the related probabilities.

  Refer to Note 8 for more information

9) Investments in associates

Interests in entities where UBS has significant influence over the financial and operating policies of the entity, but does not have control, are classified as investments in associates and accounted for under the equity method of accounting. Typically, UBS has significant influence when it holds or has the ability to hold between 20% and 50% of a company’s voting rights. Investments in associates are initially recognized at cost, and the carrying amount is increased or decreased after the date of acquisition to recognize the Group’s share of the investee’s comprehensive income and any impairment losses.

The net investment in an associate is impaired if there is objective evidence of a loss event and the carrying value of the investment in the associate exceeds its recoverable amount.

  Refer to Note 31 for more information

10) Property, equipment and software

Property, equipment and software includes own-used properties, leasehold improvements, information technology hardware, externally purchased and internally generated software, as well as communication and other similar equipment. Property, equipment and software is carried at cost less accumulated depreciation and impairment losses and is reviewed at each reporting date for indication for impairment. Software development costs are capitalized only when the costs can be measured reliably and it is probable that future economic benefits will arise. Depreciation of property, equipment and software begins when they are available for use (i.e., when they are in the location and condition necessary for them to be capable of operating in the manner intended by management). Depreciation is calculated on a straight-line basis over an asset‘s estimated useful life. The estimated useful economic lives of UBS‘s property, equipment and software are:

  properties, excluding land: ≤ 67 years
  IT hardware and communication equipment: ≤ 7 years
  other machines and equipment: ≤ 10 years
  software: ≤ 10 years
  leasehold improvements: shorter of the lease term or the economic life of asset (typically ≤ 20 years)
  Refer to Note 15 for more information

11) Goodwill and intangible assets

Goodwill represents the excess of the cost of an acquisition over the fair value of the Group‘s share of net identifiable assets of the acquired entity at the date of the acquisition. Goodwill is not amortized, but at the end of each reporting period or when indicators of impairment exist, UBS assesses whether there is any indication that goodwill is impaired. If such indicators exist, UBS is required to test the goodwill for impairment. Irrespective of whether there is any indication of impairment, UBS tests goodwill for impairment annually.

For the 2017 annual test, UBS considered the segments, as they are reported in Note 2a, as separate cash-generating units, since that was the level at which the performance of investments (and the related goodwill) was reviewed and assessed by management.

Following the integration in 2018 of the Wealth Management and Wealth Management Americas business divisions into the single reportable segment Global Wealth Management, UBS continued to separately monitor the goodwill previously allocated to the two former business divisions. As a consequence, for the purpose of goodwill impairment testing, the former Wealth Management and Wealth Management Americas business divisions are considered to be two separate cash-generating units referred to in Note 16 as Global Wealth Management Americas[1] and Global Wealth Management ex Americas. The remaining goodwill balances continued to be tested at the level of Asset Management and the Investment Bank, respectively, consistent with the 2017 annual test.

The impairment test is performed for each cash-generating unit to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, to the carrying amount of the respective cash-generating unit. An impairment charge is recognized in the income statement if the carrying amount exceeds the recoverable amount.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of UBS‘s goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce net profit and equity, but would not affect cash flows.

Intangible assets are comprised of separately identifiable intangible items arising from business combinations and certain purchased trademarks and similar items. Intangible assets are recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over their estimated useful life, generally not exceeding 20 years. In rare cases, intangible assets can have an indefinite useful life, in which case they are not amortized. At each reporting date, intangible assets are reviewed for indications of impairment. If such indications exist, the intangible assets are analyzed to assess whether their carrying amount is fully recoverable. An impairment loss is recognized if the carrying amount exceeds the recoverable amount.

Critical accounting estimates and judgments

UBS‘s methodology for goodwill impairment testing is based on a model that is most sensitive to the following key assumptions: (i) forecasts of earnings available to shareholders in years one to three; (ii) changes in the discount rates; and (iii) changes in the long-term growth rate.

The key assumptions are linked to external market information, where applicable. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD. The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts, the view of management and regional differences in risk-free rates, at the level of individual cash-generating units. Long-term growth rates are determined in a consistent manner based on nominal or real GDP growth rate forecasts, considering different regions worldwide as incorporated in the business plan approved by the BoD.

The key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying reasonably possible changes to those assumptions. Refer to Note 16 for details on how the reasonably possible changes may affect the results of UBS‘s model for goodwill impairment testing.

  Refer to Notes 2 and 16 for more information

1 Now including the Global Wealth Management business in Latin America, previously part of the Wealth Management business division.

12) Provisions and contingent liabilities

Provisions are liabilities of uncertain timing or amount, and are recognized when: (i) UBS has a present obligation as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made.

The majority of UBS’s provisions relate to litigation, regulatory and similar matters, restructuring, employee benefits, real estate and loan commitments and guarantees.

The Group recognizes provisions for litigation, regulatory and similar matters when, in the opinion of management after seeking legal advice, the requirements for recognition have been met. Where these factors are otherwise satisfied, a provision may be established for claims that have not yet been asserted against the Group, but are nevertheless expected to be, based on the Group’s experience with similar asserted claims.

Management may undertake restructuring activities, i.e., a planned and controlled program that materially changes either the scope of the business or the manner in which it is conducted. Restructuring provisions are recognized when a detailed and formal restructuring plan has been approved and a valid expectation has been raised that the restructuring will be carried out, either through commencement of the plan or announcements to affected employees.

Provisions are recognized for lease contracts if the unavoidable costs of a contract exceed the benefits expected to be received under it (onerous lease contracts). For example, this may occur when a significant portion of a leased property is expected to be vacant for an extended period.

Provisions for employee benefits are recognized mainly in respect of service anniversaries and sabbatical leave.

Provisions are recognized at the measurement point that represents our best estimate of the consideration required to settle the present obligation at the balance sheet date. Such estimates are based on all available information and are revised over time as more information becomes available. If the effect of the time value of money is material, provisions are discounted and measured at the present value of the expenditure expected to settle or discharge the obligation, using a rate that reflects the current market assessments of the time value of money and the risks specific to the obligation.

Provisions that are similar in nature are aggregated to form a class, while the remaining provisions, including those of less significant amounts, are disclosed under Other provisions. Provisions are presented separately on the balance sheet and, when they are no longer considered uncertain in timing or amount, are reclassified to other liabilities.

When all conditions required to recognize a provision are not met, a contingent liability is disclosed, unless the likelihood of an outflow of resources is remote. Contingent liabilities are also disclosed for possible obligations that arise from past events whose existence will be confirmed only by uncertain future events not wholly within the control of UBS. Such disclosures are not made if it is not practicable to do so.

Critical accounting estimates and judgments

Recognition of provisions often involves significant judgment in assessing the existence of an obligation that results from past events and in estimating the probability, timing and amount of any outflows of resources. This is particularly the case for litigation, regulatory and similar matters, which, due to their nature, are subject to many uncertainties making their outcome difficult to predict. Such matters may involve unique fact patterns or novel legal theories, proceedings that have not yet been initiated or are at early stages of adjudication, or as to which alleged damages have not been quantified by the claimants. Determining whether an obligation exists as a result of a past event and estimating the probability, timing and amount of any potential outflows is based on a variety of assumptions, variables, and known and unknown uncertainties.

The amount of any provision recognized is sensitive to the assumptions used and there could be a wide range of possible outcomes for any particular matter.

Statistical or other quantitative analytical tools are of limited use in determining whether to establish or determine the amount of provisions in the case of litigation, regulatory or similar matters. Furthermore, information currently available to management may be incomplete or inaccurate, increasing the risk of erroneous assumptions with regard to the future development of such matters. Management regularly reviews all the available information regarding such matters, including legal advice, which is a significant consideration, to assess whether the recognition criteria for provisions have been satisfied and to determine the timing and amount of any potential outflows.

  Refer to Note 21 for more information

13) Foreign currency translation

Transactions denominated in a foreign currency are translated into the functional currency of the reporting entity at the spot exchange rate on the date of the transaction. At the balance sheet date, all monetary assets including those at FVOCI (prior to 1 January 2018: monetary financial assets classified as available for sale) and monetary liabilities denominated in foreign currency are translated into the functional currency using the closing exchange rate. Translation differences (which for monetary financial assets at FVOCI are determined as if they were financial assets measured at amortized cost) are reported in Other net income from fair value changes on financial instruments (prior to 1 January 2018: Net trading income).

Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction. Prior to 1 January 2018, foreign currency translation differences on non-monetary financial assets classified as available for sale were recorded directly in Equity until the asset was derecognized.

Upon consolidation, assets and liabilities of foreign operations (which from 1 October 2018 also include UBS’s Swiss-based operations with Swiss franc functional currency) are translated into US dollars, UBS’s presentation currency, at the closing exchange rate on the balance sheet date, and income and expense items and other comprehensive income are translated at the average rate for the period. The resulting foreign currency translation differences attributable to shareholders are recognized in Foreign currency translation within Equity, which forms part of Total equity attributable to shareholders, whereas the foreign currency translation differences attributable to non-controlling interests are included within Equity attributable to non-controlling interests. Share capital issued, share premium and treasury shares held are translated at the historic average rate, whereby the difference between the historic average rate and the spot rate realized upon repayment of share capital or disposal of treasury shares is reported as Share premium. Cumulative amounts recognized in OCI in respect of cash flow hedges and financial assets measured at FVOCI (prior to 1 January 2018: financial assets classified as available for sale) are translated at the closing exchange rate as of balance sheet dates, with any translation effects adjusted through Retained earnings.

When a foreign operation is disposed or partially disposed of and UBS no longer controls the foreign operation, the cumulative amount of foreign currency translation differences within Total equity attributable to shareholders and Equity attributable to non-controlling interests related to that foreign operation is reclassified to the income statement as part of the gain or loss on disposal. Similarly, if an investment in an associate becomes an investment in a subsidiary, the cumulative amount of foreign currency translation differences is reclassified to profit or loss. When UBS disposes of a portion of its interest in a subsidiary that includes a foreign operation but retains control, the related portion of the cumulative currency translation balance is reclassified to Equity attributable to non-controlling interests.

  Refer to Note 37 for more information

Critical accounting estimates and judgments

The determination of an entity’s functional currency and the trigger for a change requires management to apply significant judgment and assumptions. IAS 21, The Effects of Changes in Foreign Exchange Rates, requires management to consider the underlying transactions, events and conditions that are relevant to the entity when determining the appropriate functional currency and any changes. UBS’s conclusion, in the fourth quarter of 2018, that the functional currency of UBS Group AG, UBS AG’s Head Office in Switzerland and UBS AG’s London Branch has changed was based on a detailed assessment of the primary currencies affecting and influencing the economics of each entity, considering revenue generating income streams, expenses, funding and risk management activities.

In addition, determining the earliest date from which it is practicable to perform a restatement following a voluntary change in presentational currency also requires management to apply significant judgment and make estimates and assumptions. UBS’s decision in 2018 to change the presentation currency of UBS Group AG’s consolidated financial statements from Swiss francs to US dollars was made in line with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, by assessing the earliest date from which it was practicable to perform a restatement, taking into consideration whether sufficiently reliable data was available for earlier periods and whether any assumptions on management intent or significant estimates of amounts were required. UBS carried out a detailed and extensive data analysis before concluding that 1 January 2004 represented the earliest date available, with the consequence that foreign currency translation gains and losses prior to 2004 have been disregarded and foreign currency translation effects first calculated from 1 January 2004 onward.

  Refer to Note 1b for more information

14) Equity, treasury shares and contracts on UBS Group AG shares

Non-controlling interests

Net profit is split into Net profit attributable to shareholders and Net profit attributable to non-controlling interests (including net profit attributable to preferred noteholders, if any). Similarly, Equity is split into Equity attributable to shareholders and Equity attributable to non-controlling interests (including equity attributable to preferred noteholders, if any).

Non-controlling interests subject to option arrangements, e.g., written puts, are generally deemed to be acquired by UBS. As a result, the amounts allocated to non-controlling interests are reduced accordingly and a liability for the options’ exercise price is recognized, with any difference between these two amounts recorded in Share premium.

UBS Group AG shares held (treasury shares)

UBS Group AG shares held by the Group, including those purchased as part of market-making activities, are presented in Equity as Treasury shares at their acquisition cost and are deducted from Equity until they are canceled or reissued. The difference between the proceeds from sales of treasury shares and their weighted average cost (net of tax, if any) is reported as Share premium.

Net cash settlement contracts

Contracts on UBS Group AG shares that require net cash settlement, or provide the counterparty or UBS with a settlement option that includes a choice of settling net in cash, are classified as held for trading derivatives, with changes in fair value reported in the income statement as Other net income from fair value changes on financial instruments.

15) Leasing

UBS enters into lease contracts, or contracts that include lease components, predominantly of premises and equipment, and primarily as lessee. Leases that transfer substantially all the risks and rewards, but not necessarily legal title in the underlying assets, are classified as finance leases. All other leases are classified as operating leases. UBS is not a lessee in any material finance leases.

Lease contracts classified as operating leases where UBS is the lessee include non-cancelable long-term leases of office buildings in most UBS locations. Operating lease rentals payable are recognized as an expense on a straight-line basis over the lease term, which commences with control of the physical use of the property. Lease incentives are treated as a reduction of rental expense and are recognized on a consistent basis over the lease term.

Where UBS acts as lessor under a finance lease, a receivable is recognized in Other financial assets measured at amortized cost at an amount equal to the present value of the aggregate of the minimum lease payments plus any unguaranteed residual value that UBS expects to recover at the end of the lease term. Initial direct costs are also included in the initial measurement of the lease receivable. Lease payments received during the lease term are allocated to repayment of the outstanding receivable and interest income to reflect a constant periodic rate of return on UBS’s net investment using the interest rate implicit in the lease. UBS reviews the estimated unguaranteed residual value annually, and if the estimated residual value to be realized is less than the amount assumed at lease inception, a loss is recognized for the expected shortfall.

Certain arrangements do not take the legal form of a lease but convey a right to use an asset in return for a payment or series of payments. For such arrangements, UBS determines at the inception of the arrangement whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets, and if so, the arrangement is accounted for as a lease.

  Refer to Note 33 for more information

UBS AG
Disclosure Significant Accounting Policies [Line Items]
Significant accounting policies

a) Significant accounting policies

This Note describes the significant accounting policies applied in the preparation of the consolidated financial statements (the “Financial Statements”) of UBS AG and its subsidiaries (“UBS”). On 14 March 2019, the Financial Statements were authorized for issue by the Board of Directors.

Basis of accounting

The Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), and are presented in US dollars (USD), which is also the functional currency of UBS AG’s Head Office, UBS AG’s London Branch and UBS AG’s US-based operations.

Disclosures provided in the “Risk, treasury and capital management” section of this report that are marked as audited form an integral part of the Financial Statements. These disclosures relate to requirements under IFRS 7, Financial Instruments: Disclosures, and IAS 1, Presentation of Financial Statements, and are not repeated in this section.

The accounting policies described in this Note have been applied consistently in all years presented unless otherwise stated in Note 1b. In addition, effective from 1 January 2018, UBS AG applies IFRS 9, Financial Instruments, which substantially changes the accounting for financial assets, and IFRS 15, Revenue from Contracts with Customers, which affects the Group’s revenue recognition, measurement and presentation. Within this note, policies for prior periods that differ from those applied to the financial year ended 31 December 2018 are identified as “Comparative policy.”

Critical accounting estimates and judgments

Preparation of these Financial Statements under IFRS requires management to apply judgment and make estimates and assumptions that affect reported amounts of assets, liabilities, income and expenses and disclosure of contingent assets and liabilities, and may involve significant uncertainty at the time they are made. Such estimates and assumptions are based on the best available information. UBS AG regularly reassesses the estimates and assumptions, which encompass historical experience, expectations of the future and other pertinent factors, to determine their continuing relevance based on current conditions, updating them as necessary. Changes in those estimates and assumptions may have a significant effect on the Financial Statements. Further, actual results may differ significantly from UBS AG’s estimates, which could result in significant losses to UBS AG, beyond what was anticipated or provided for.

The following areas contain estimation uncertainty or require critical judgment and have a significant effect on the amounts recognized in the Financial Statements:

  fair value of financial instruments (refer to item 3f in this Note and to Note 24)
  allowances and provisions for expected credit losses (refer to item 3g in this Note and to Note 23)
  assessment of the business model and certain contractual features when classifying financial instruments (refer to item 3b in this Note)
  pension and other post-employment benefit plans (refer to item 7 in this Note and to Note 29)
  income taxes (refer to item 8 in this Note and to Note 8)
  goodwill (refer to item 11 in this Note and to Note 16)
  provisions and contingent liabilities (refer to item 12 in this Note and to Note 21)
  consolidation of structured entities (refer to item 1 in this Note and to Note 31)
  determination of the functional currency and assessing the earliest date from which it is practical to perform a restatement following a change in presentational currency (refer to item 13 in this Note and to Note 1b)

1) Consolidation

a. Consolidation principles

The Financial Statements comprise the financial statements of UBS AG and its subsidiaries, presented as a single economic entity, whereby intercompany transactions and balances have been eliminated. UBS AG consolidates all entities that it controls, including controlled structured entities (SEs), which is the case when it has (i) power over the relevant activities of the entity; (ii) exposure to an entity‘s variable returns; and (iii) the ability to use its power to affect its own returns.

Where an entity is governed by voting rights, control is generally indicated by a direct shareholding of more than one-half of the voting rights.

In other cases, the assessment of control is more complex and requires greater use of judgment. Where UBS AG has an interest in an entity that exposes it to variability, UBS AG considers whether it has power over the relevant activities of the entity that allows it to affect the variability of its returns. Consideration is given to all facts and circumstances to determine whether UBS AG has power over another entity; that is, the current ability to direct the relevant activities of an entity when decisions about those activities need to be made. Factors such as the purpose and design of the entity, rights held through contractual arrangements (such as call rights, put rights or liquidation rights) as well as potential decision-making rights are all considered in this assessment. Where UBS AG has power over the relevant activities, a further assessment is made to determine whether, through that power, it has the ability to affect its own returns by assessing whether power is held in a principal or agent capacity. Consideration is given to: (i) the scope of decision-making authority; (ii) rights held by other parties, including removal or other participating rights; and (iii) exposure to variability, including remuneration, relative to total variability of the entity as well as whether that exposure is different from that of other investors. If, after review of these factors, UBS AG concludes that it can exercise its power to affect its own returns, the entity is consolidated.

Subsidiaries, including SEs, are consolidated from the date when control is obtained and are deconsolidated from the date when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change to one or more of the elements required to establish that control is present.

  Refer to Note 31 for more information

b. Structured entities

UBS AG sponsors the formation of SEs and interacts with non-sponsored SEs for a variety of reasons, including allowing clients to obtain or be exposed to particular risk profiles, to provide funding or to sell or purchase credit risk. An SE is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Such entities generally have a narrow and well-defined objective and include those historically referred to as special-purpose entities, as well as some investment funds. UBS AG assesses whether an entity is an SE by considering the nature of the activities of the entity as well as the substance of voting or similar rights afforded to other parties, including investors and independent boards or directors. UBS AG considers rights such as the ability to liquidate the entity or remove the decision maker to be similar to voting rights when the holder has the substantive ability to exercise such rights without cause. In the absence of such rights or in cases where the existence of such rights cannot be fully established, the entity is considered to be an SE.

The classes of SEs with which UBS AG is involved include:

  Securitization structured entities are established to issue securities to investors that are backed by assets held by the SE and whereby (i) significant credit risk associated with the securitized exposures has been transferred to third parties and (ii) there is more than one risk position or tranche issued by the securitization vehicle in line with the Basel III securitization definition. All securitization entities are classified as SEs.
  Client investment structured entities are established predominantly for clients to invest in specific assets or risk exposures through purchasing notes issued by the SE, predominantly on a fixed-term basis. The SE may source assets via a transfer from UBS AG or through an external market transaction. In some cases, UBS AG may enter into derivatives with the SE to either align the cash flows of the entity with the investor’s intended investment objective or to introduce other desired risk exposures. In certain cases, UBS AG may have interests in a third-party-sponsored SE to hedge specific risks or participate in asset-backed financing.
  Investment fund structured entities have a collective investment objective, are managed by an investment manager and are either passively managed, so that any decision making does not have a substantive effect on variability, or are actively managed, and investors or their governing bodies do not have substantive voting or similar rights. UBS AG creates and sponsors a large number of funds in which it may have an interest through the receipt of variable management fees and / or a direct investment. In addition, UBS AG has interests in a number of funds created and sponsored by third parties, including exchange-traded funds and hedge funds, to hedge issued structured products.

When UBS AG does not consolidate an SE, but has an interest in an SE or has sponsored an SE, disclosures are provided on the nature of these interests and sponsorship activities.

Critical accounting estimates and judgments

Each individual entity is assessed for consolidation in line with the aforementioned consolidation principles. The assessment of control can be complex and requires the use of significant judgment. As the nature and extent of UBS AG’s involvement are unique to each entity, there is no uniform consolidation outcome by entity. Certain entities within a class may be consolidated while others may not. When carrying out the consolidation assessment, judgment is exercised considering all the relevant facts and circumstances, including the nature and activities of the investee, as well as the substance of voting and similar rights.

  Refer to Note 31 for more information

2) Segment reporting

Prior to the first quarter 2018, UBS AG‘s businesses were organized globally into five business divisions: Wealth Management, Wealth Management Americas, Personal & Corporate Banking, Asset Management and the Investment Bank, all of which were supported by Corporate Center. The five business divisions qualified as reportable segments for the purpose of segment reporting and, together with Corporate Center, reflected the management structure of UBS. AG Corporate Center – Non-core and Legacy Portfolio was managed and reported as a separate reportable unit within Corporate Center. Financial information about the five business divisions and Corporate Center (with its units: Services, Group Asset and Liability Management (Group ALM), Non-core and Legacy Portfolio) was presented separately in internal reporting to management.

Effective from the first quarter of 2018, UBS AG combined its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division. Global Wealth Management is managed on an integrated basis, with a single set of performance targets and an integrated operating plan and management structure. Consistent with this, the operating results of Global Wealth Management are presented and assessed on an integrated basis in internal management reports. Consequently, from 2018, Global Wealth Management qualifies as an operating and reportable segment for the purposes of segment reporting and is presented in these Financial Statements alongside Personal & Corporate Banking, Asset Management, the Investment Bank and Corporate Center (with its units Services, Group ALM and Non-core and Legacy Portfolio). Following the change in the composition of UBS AG’s operating segments and corresponding reportable segments, previously reported segment information has been restated. This change has no material effect on the former segments, including recognized goodwill.

  Refer to item 11 in this Note and Note 16 for more information

UBS AG’s internal accounting policies, which include management accounting policies and service level agreements, determine the revenues and expenses directly attributable to each reportable segment. Transactions between the reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable segments. Revenue-sharing agreements are used to allocate external client revenues to reportable segments where several reportable segments are involved in the value creation chain. Commissions are credited to the reportable segments based on the corresponding client relationship. Total intersegment revenues for UBS AG are immaterial, as the majority of the revenues are allocated across the segments by means of revenue-sharing agreements. Interest income earned from managing UBS AG’s consolidated equity is allocated to the reportable segments based on average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded through and invested with Corporate Center – Group ALM, and the net interest margin is reflected in the results of each reportable segment.

Segment assets are based on a third-party view and do not include intercompany balances. This view is in line with internal reporting to management. Certain assets managed centrally by Corporate Center – Services and Corporate Center – Group ALM may be allocated to other segments on a basis different to that on which the corresponding costs or revenues are allocated. For example, certain assets that are reported in Corporate Center – Services or Corporate Center – Group ALM may be retained on the balance sheet of these components of Corporate Center, notwithstanding that the costs or revenues associated with these assets may be entirely or partly allocated to the operating segments. Similarly, certain assets are reported in the business divisions, whereas the corresponding costs or revenues are entirely or partly allocated to Corporate Center – Services and Corporate Center – Group ALM.

Non-current assets disclosed for segment reporting purposes represent assets that are expected to be recovered more than 12 months after the reporting date, excluding financial instruments, deferred tax assets and post-employment benefits.

  Refer to Notes 1b and 2 for more information

3) Financial instruments

a. Recognition

UBS AG recognizes financial instruments when it becomes a party to the contractual provisions of the instrument. UBS AG applies settlement date accounting to all regular way purchases and sales of financial instruments.

In transactions in which UBS AG acts as a transferee, to the extent that the transfer of a financial asset does not qualify for derecognition by the transferor, UBS AG does not recognize the transferred instrument as its asset.

UBS AG also acts in a fiduciary capacity, which results in the holding or placing of assets on behalf of individuals, trusts, retirement benefit plans and other institutions. Unless the recognition criteria are satisfied, these assets are not recognized on UBS AG’s balance sheet. Consequently, the related income is excluded from these Financial Statements.

Client cash balances associated with derivatives clearing and execution services are not recognized on the balance sheet if, through contractual agreement, regulation or practice, UBS AG neither obtains benefits from nor controls the client cash balances.

b. Classification, measurement and presentation

All financial instruments are initially measured at fair value. In the case of financial instruments subsequently measured at amortized cost or fair value through other comprehensive income (FVOCI), the initial fair value is adjusted for directly attributable transaction costs.

Policy applicable from 1 January 2018[1]

On initial recognition, financial assets are classified as measured at amortized cost, FVOCI, or fair value through profit or loss (FVTPL).

A debt instrument is measured at amortized cost if it meets the following conditions:

  it is held within a business model that has an objective to hold financial assets to collect contractual cash flows; and
  the contractual terms of the financial asset result in cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

A debt instrument is measured at FVOCI if it meets both of the following conditions:

  it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
  the contractual terms of the financial asset result in cash flows that are SPPI on the principal amount outstanding.

All other financial assets are measured at FVTPL and consist of held for trading assets, assets mandatorily measured on a fair value basis and derivatives, except to the extent that they are designated in a hedging relationship, in which case the IAS 39 hedge accounting requirements continue to apply.

Business model assessment

UBS AG determines the nature of the business model, for example if the objective is to hold the financial asset and collect the contractual cash flows, by considering the way in which the financial assets are managed to achieve a particular business objective as determined by management.

Financial assets that are held for trading or managed on a fair value basis are measured at FVTPL insofar as the associated business model is neither to hold the financial assets to collect contractual cash flows nor to hold to collect contractual cash flows and sell.

UBS AG originates loans to hold to maturity and to sell or sub-participate to other parties, resulting in a transfer of substantially all the risks and rewards, and derecognition of the loan or portions of it. UBS AG considers the activities of lending to hold and lending to sell or sub-participate as two separate business models, with financial assets within the former considered to be within a business model that has an objective to hold the assets to collect contractual cash flows, and those within the latter included in a trading portfolio. In certain cases, it may not be possible on origination to identify whether loans or portions of loans will be sold or sub-participated and certain loans may be managed on a fair value basis through, for instance, using credit derivatives. These financial assets are mandatorily measured at FVTPL.

Critical accounting estimates and judgments

UBS AG exercises judgment in determining the appropriate level at which to assess its business models. In general, the assessment is performed at the product level, e.g., retail and commercial mortgages. In other cases, the assessment is carried out at a more granular level, e.g., loan portfolios by region, and, if required, further disaggregation is performed by business strategy. A detailed assessment is carried out considering how the financial assets are evaluated and reported to UBS AG’s key management, the risks that affect the performance of the business and the way that management is compensated. In addition, UBS AG exercises judgment in determining the effect of sales of financial instruments on the business model assessment. In particular, an assessment is made on whether and the extent to which sales are consistent with the objective of the business model.

Contractual cash flow characteristics

In assessing whether the contractual cash flows are SPPI, UBS AG considers whether the contractual terms of the financial asset contain a term that could change the timing or amount of contractual cash flows arising over the life of the instrument, which could affect whether the instrument is considered to meet the SPPI criterion.

For example, UBS AG holds portfolios of private mortgage contracts and corporate loans in Personal & Corporate Banking that commonly contain clauses that provide for two-way compensation if prepayment occurs. The amount of compensation paid by or to UBS AG reflects the effect of changes in market interest rates. UBS AG has determined that the inclusion of the change in market interest rates in the compensation amount is reasonable for the early termination of the contract, and therefore results in contractual cash flows that are SPPI.

Critical accounting estimates and judgments

UBS AG applies judgment when considering whether certain contractual features, such as interest rate reset frequency or non-recourse features, significantly affect future cash flows and whether compensation paid or received on early termination of lending arrangements results in cash flows that are not SPPI. A thorough analysis of all relevant facts and circumstances is assessed before concluding whether contractual cash flows of the financial instrument are consistent with payments representing principal and interest.

After initial recognition, UBS AG classifies, measures and presents its financial assets and liabilities in accordance with IFRS 9, as described in the table on the following pages.

1 The accounting policy in this section applies from 1 January 2018, the effective date of IFRS 9. For the details of transition effects refer to Note 1c.

Measured at

amortized

cost

A debt financial asset is measured at amortized cost if:

  it is held in a business model that has an objective to hold assets to collect contractual cash flows; and
  the contractual terms give rise to cash flows that are SPPI.

This classification includes:

  cash and balances at central banks
  loans and advances to banks
  cash collateral receivables on securities borrowed
  receivables on reverse repurchase agreements
  cash collateral receivables on derivative instruments
  residential and commercial mortgages
  corporate loans
  secured loans, including Lombard loans, and unsecured loans loans to financial advisors
  debt securities held as high-quality liquid assets (HQLA)
  fee and lease receivables.

Measured at amortized cost using the effective interest rate (EIR) method less allowances for expected credit losses (ECL) (refer to items 3c and 3g in this Note for more information).

The following items are recognized in the income statement:

  interest income, which is accounted for in accordance with item 3c in this Note
  ECL and reversals
  foreign exchange translation gains and losses.

Upfront fees and direct costs relating to loan origination, refinancing or restructuring as well as to loan commitments – when it is probable that UBS AG will enter into a specific lending relationship – are deferred and amortized over the life of the loan using the EIR method.

When the financial asset at amortized cost is derecognized, the gain or loss is recognized in the income statement.

Amounts arising from exchange-traded derivatives (ETD) and certain over-the-counter (OTC) derivatives cleared through central clearing counterparties that are either considered to be daily settled or in substance net settled on a daily basis (refer to items 3d and 3i in this Note) are presented within Cash collateral receivables on derivative instruments.

Measured at FVOCI

Debt instruments measured at FVOCI

A debt financial asset is measured at FVOCI if:

  it is held in a business model whose objective is achieved by both holding assets to collect contractual cash flows and selling the assets; and
  the contractual terms give rise to cash flows that are SPPI.

This classification primarily includes debt securities and certain asset-backed securities held as HQLA for which the contractual cash flows meet the SPPI criterion.

Measured at fair value with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are derecognized (when sold, collected or otherwise disposed). Upon derecognition, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

The following items are recognized in the income statement:

  interest income, which is accounted for in accordance with item 3c in this Note
  ECL and reversals
  foreign exchange translation gains and losses.

The amounts recognized in the income statement are determined on the same basis as for financial assets measured at amortized cost.

Measured at FVTPL

Held for trading

Financial assets held for trading include:

  all derivatives with a positive replacement value, except those that are designated and effective hedging instruments; and
  other financial assets acquired principally for the purpose of selling or repurchasing in the near term, or that are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper and traded corporate and bank loans) and equity instruments.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note for more information), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short- and long-duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral receivables on derivative instruments.

The presentation of fair value changes on derivatives that are designated and effective as hedging instruments depends on the type of hedge relationship (refer to item 3j in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Other financial assets mandatorily measured at fair value through profit or loss are presented as Financial assets at fair value not held for trading, except for brokerage receivables, which are presented as a separate line item on UBS AG’s balance sheet.

Mandatorily measured at FVTPL – Other

A financial asset is mandatorily measured at FVTPL if:

  it is not held in a business model whose objective is to hold assets to collect contractual cash flows or to hold them to collect contractual cash flows and sell; and / or the contractual terms give rise to cash flows that are not SPPI; and / or it is not held for trading.

The following financial assets are mandatorily measured at FVTPL:

  certain structured loans, certain commercial loans, receivables under reverse repurchase and cash collateral on securities borrowing agreements that are managed on a fair value basis;
  loans managed on a fair value basis and hedged with credit derivatives;
  certain debt securities held as HQLA and managed on a fair value basis;
  certain investment fund holdings and assets held to hedge delivery obligations related to cash-settled employee compensation plans. These assets represent holdings in investment funds, whereby the contractual cash flows do not meet the SPPI criterion because the entry and exit price is based on the fair value of the fund’s assets;
  brokerage receivables, for which contractual cash flows do not meet the SPPI criterion because the aggregate balance is accounted for as a single unit of account, with interest being calculated on the individual components;
  auction rate securities, for which contractual cash flows do not meet the SPPI criterion because interest may be reset at rates that contain leverage;
  equity instruments; and
  assets held under unit-linked investment contracts.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note for more information), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short- and long-duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral receivables on derivative instruments.

The presentation of fair value changes on derivatives that are designated and effective as hedging instruments depends on the type of hedge relationship (refer to item 3j in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Other financial assets mandatorily measured at fair value through profit or loss are presented as Financial assets at fair value not held for trading, except for brokerage receivables, which are presented as a separate line item on UBS AG’s balance sheet.

Measured at

amortized

cost

This classification includes:

  demand and time deposits;
  retail savings / deposits;
  amounts payable under repurchase agreements;
  cash collateral on securities lent;
  non-structured fixed-rate bonds;
  subordinated debt;
  certificates of deposit and covered bonds;
  obligations against funding from UBS Group AG and its subsidiaries ; and
  cash collateral payables on derivative instruments.

Measured at amortized cost using the EIR method.

Upfront fees and direct costs relating to the issuance or origination of the liability are deferred and amortized over the life of the liability using the EIR method.

When the financial liability at amortized cost is derecognized, the gain or loss is recognized in the income statement.

Amortized cost liabilities are presented on the balance sheet primarily as Amounts due to banks, Customer deposits, Payables from securities financing transactions, Debt issued measured at amortized cost and Funding from UBS Group AG and its subsidiaries.

Amounts arising from ETD and certain OTC derivatives cleared through central clearing counterparties that are either considered to be daily settled or in substance net settled on a daily basis (refer to items 3d and 3i in this Note for more information) are presented within Cash collateral payables on derivative instruments.

Measured at fair value through profit or loss

Held for trading

Financial liabilities held for trading include:

  all derivatives with a negative replacement value (including certain loan commitments), except those that are designated and effective hedging instruments; and
  obligations to deliver financial instruments, such as debt and equity instruments, that UBS AG has sold to third parties, but does not own (short positions).

Measurement of financial liabilities classified at FVTPL follows the same principles as for financial assets classified at FVTPL, except that the amount of change in the fair value of the financial liability that is attributable to changes in UBS AG’s own credit risk is presented in OCI.

Financial liabilities measured at FVTPL are presented as Financial liabilities at fair value held for trading and Other financial liabilities designated at fair value, respectively, except for brokerage payables and debt issued, which are presented separately on UBS AG’s balance sheet.

Derivative liabilities (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral payables on derivative instruments.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective as hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to item 3j in this Note for more information).

Designated at FVTPL

UBS AG designates at FVTPL the following financial liabilities:

  issued hybrid debt instruments that primarily include equity-linked, credit-linked and rates-linked bonds or notes issued debt instruments managed on a fair value basis
  certain payables under repurchase agreements and cash collateral on securities lending agreements that are managed in conjunction with associated reverse repurchase agreements and cash collateral on securities borrowed (from 1 January 2018)
  amounts due under unit-linked investment contracts whose cash flows are linked to financial assets measured at FVTPL and eliminate an accounting mismatch (from 1 January 2018)
  brokerage payables, which arise in conjunction with brokerage receivables and are measured at FVTPL to achieve measurement consistency (from 1 January 2018).

Measurement of financial liabilities classified at FVTPL follows the same principles as for financial assets classified at FVTPL, except that the amount of change in the fair value of the financial liability that is attributable to changes in UBS AG’s own credit risk is presented in OCI.

Financial liabilities measured at FVTPL are presented as Financial liabilities at fair value held for trading and Other financial liabilities designated at fair value, respectively, except for brokerage payables and debt issued, which are presented separately on UBS AG’s balance sheet.

Derivative liabilities (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral payables on derivative instruments.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective as hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to item 3j in this Note for more information).

Comparative policy | Policy applicable prior to 1 January 2018

Prior to 1 January 2018, on initial recognition, UBS AG classified, measured and presented its financial assets and liabilities in accordance with IAS 39, Financial Instruments: Recognition and Measurement. Classification, measurement and presentation requirements in respect of financial liabilities have been substantially retained by IFRS 9 and are detailed in the table “Classification, measurement and presentation of financial instruments from 1 January 2018.” The following table sets out details of classification, measurement and presentation of financial assets prior to 1 January 2018.

Classification, measurement and presentation of financial assets prior to 1 January 2018

Held for trading

Financial assets held for trading include:

  all derivatives with a positive replacement value, except those that are designated and effective hedging instruments; and
  any other financial asset acquired principally for the purpose of selling or repurchasing in the near term, or part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper and traded corporate and bank loans), equity instruments, and assets held under unit-linked investment contracts.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Derivative financial instruments.

Bifurcated embedded derivatives are measured at fair value, but presented on the same balance sheet line as the host contract measured at amortized cost.

The presentation of fair value changes on derivatives that are designated and effective hedging instruments differs depending on the type of hedge relationship (refer to item 3j in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Financial assets designated at fair value through profit or loss are presented as Financial assets at fair value not held for trading.

Designated at fair value through profit or loss

A financial asset may be designated at fair value through profit or loss only upon initial recognition and this designation is irrevocable.

The fair value option can be applied only if one of the following criteria is met:

  the financial instrument is a hybrid instrument that includes a substantive embedded derivative;
  the financial instrument is part of a portfolio that is risk managed on a fair value basis and reported to senior management on that basis; or
  the application of the fair value option eliminates or significantly reduces an accounting mismatch that would otherwise arise.

UBS AG designated at fair value through profit or loss the following financial assets:

  certain structured loans, reverse repurchase and securities borrowing agreements that are managed on a fair value basis;
  loans that are hedged predominantly with credit derivatives. These instruments are designated at fair value to eliminate an accounting mismatch;
  certain debt securities held as high-quality liquid assets (HQLA) and managed by Corporate Center – Group ALM on a fair value basis; and
  assets held to hedge delivery obligations related to cash-settled employee compensation plans. These assets are designated at fair value in order to eliminate an accounting mismatch that would otherwise arise as a result of the liability being measured on a fair value basis.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Derivative financial instruments.

Bifurcated embedded derivatives are measured at fair value, but presented on the same balance sheet line as the host contract measured at amortized cost.

The presentation of fair value changes on derivatives that are designated and effective hedging instruments differs depending on the type of hedge relationship (refer to item 3j in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Financial assets designated at fair value through profit or loss are presented as Financial assets at fair value not held for trading.

1 Presentation categories in this table reflect retrospective amendments to UBS AG’s balance sheet presentation carried out upon transition to IFRS 9 to facilitate comparability. For a detailed description of line items presented in UBS AG’s financial statements on or before the year ended 31 December 2017, refer to item 4 within Note 1c.

Loans and receivables (amortized cost)

Non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are not assets for which UBS AG may not recover substantially all of its initial net investment for reasons other than credit deterioration. This classification includes:

  cash and balances with central banks
  cash collateral receivables on derivative instruments
  residential and commercial mortgages
  secured loans, including reverse repurchase agreements, receivables under stock borrowing and Lombard loans, and unsecured loans certain securities held within Corporate Center – Non-core and Legacy Portfolio trade and lease receivables.

Measured at amortized cost using the effective interest rate method less allowances for credit losses (refer to items 3c and 3g in this Note).

Upfront fees and direct costs relating to loan origination, refinancing or restructuring as well as to loan commitments are deferred and amortized over the life of the loan using the effective interest rate method.

Loans and receivables are presented on the balance sheet primarily as Cash and balances with central banks, Loans and advances to banks, Loans and advances to customers, Receivables from securities financing transactions and Cash collateral receivables on derivative instruments.

Amounts arising from exchange-traded derivatives (ETD) and certain over-the-counter (OTC) derivatives cleared through central clearing counterparties that are either considered to be daily settled or qualify for netting (refer to items 3d and 3i in this Note) are presented within Cash collateral receivables on derivative instruments.

Available for sale

Financial assets classified as available for sale are non-derivative financial assets that are not classified as held for trading, designated at fair value through profit or loss, or loans and receivables. This classification mainly includes debt securities held as HQLA and managed by Corporate Center – Group ALM, certain asset-backed securities managed by Corporate Center – Group ALM, investment fund holdings and strategic and commercial equity investments.

Measured at fair value with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are sold, collected or otherwise disposed of, or until any such investment is determined to be impaired (refer to item 3g in this Note). Upon disposal, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

Interest and dividend income are recognized in the income statement in accordance with item 3c in this Note. Refer to item 13 in this Note for information on the treatment of foreign exchange translation gains and losses.

Held to maturity

Non-derivative financial assets with fixed or determinable payments and fixed maturities for which UBS AG has the positive intention and ability to hold to maturity.

This classification mainly includes debt securities held as HQLA and managed by Corporate Center – Group ALM.

Measured at amortized cost using the effective interest rate method less allowances for credit losses (refer to items 3c and 3g in this Note).

c. Interest income and expense

Interest income and expense are recognized in the income statement applying the effective interest rate (EIR) method. When calculating the EIR for financial instruments (other than credit-impaired financial instruments), UBS AG estimates future cash flows considering all contractual terms of the instrument, but not expected credit losses.

In determining interest income and expense, the EIR is applied to the gross carrying amount of the financial asset (unless the asset is credit-impaired) or the amortized cost of a financial liability (prior to 1 January 2018: amortized cost of a financial asset or financial liability). However, when a financial asset becomes credit-impaired after initial recognition, interest income is determined by applying the EIR to the amortized cost of the instrument, which represents the gross carrying amount adjusted for any credit loss allowance. Furthermore, for financial assets that were credit-impaired on initial recognition, interest is determined by applying a credit-adjusted EIR to the amortized cost of the instrument.

Upfront fees, including loan commitment fees where a loan is expected to be issued, and direct costs are included within the initial measurement of a financial instrument measured at amortized cost or FVOCI (prior to 1 January 2018: financial asset classified as available for sale). Such fees and costs are therefore recognized over the expected life of the instrument as part of its EIR.

Fees related to loan commitments where no loan is expected to be issued, as well as loan syndication fees where UBS AG does not retain a portion of the syndicated loan or where UBS AG does retain a portion of the syndicated loan at the same effective yield for comparable risk as other participants, are included in Net fee and commission income.

  Please refer to item 4 in this Note for more information

Presentation of interest in the income statement

Effective from 1 January 2018, interest income or expense on financial instruments measured at amortized cost and financial assets measured at FVOCI (prior to 1 January 2018: financial assets classified as available for sale) are presented separately within Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income and Interest expense from financial instruments measured at amortized cost.

UBS AG also presents interest income and expense on financial instruments (excluding derivatives) measured at FVTPL including forward points on certain short- and long-duration foreign exchange contracts and dividends separately in Interest income (or expense) from financial instruments measured at fair value through profit or loss. Furthermore, interest income and expense on derivatives designated as hedging instruments in effective hedge relationships are presented consistently with the interest income and expense of the respective hedged item.

Interest income on financial assets, excluding derivatives, is included in Interest income when positive and in Interest expense when negative, because negative interest income arising on a financial asset does not meet the definition of revenue. Similarly, interest expense on financial liabilities, excluding derivatives, is included in Interest expense, except when interest rates are negative, in which case it is included in Interest income.

  Refer to item 3j in this Note and Note 3 for more information

d. Derecognition

Financial assets

UBS AG derecognizes a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, thus exposing the purchaser to either substantially all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell or pledge the asset.

A financial asset is considered to have been transferred when UBS AG (i) transfers the contractual rights to receive the cash flows of the financial asset or (ii) retains the contractual rights to receive the cash flows of that asset, but assumes a contractual obligation to pay the cash flows to one or more entities.

Where financial assets have been pledged as collateral or in similar arrangements, they are considered to have been transferred if the counterparty has received the contractual right to the cash flows of the pledged assets, as may be evidenced, for example, by the counterparty’s right to sell or repledge the assets. Where the counterparty to the pledged financial assets has not received the contractual right to the cash flows, UBS AG does not consider this to be a transfer for the purposes of derecognition.

In transactions where substantially all of the risks and rewards of ownership of a financial asset are neither retained nor transferred, UBS AG derecognizes the financial asset if control over the asset is surrendered, and the rights and obligations retained following the transfer are recognized separately as assets and liabilities, respectively. In transfers where control over the financial asset is retained, UBS AG continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.

Certain over-the-counter (OTC) derivative contracts and most exchange-traded futures and options contracts cleared through central clearing counterparties are considered to be settled on a daily basis through the daily margining process, as the payment or receipt of the variation margin represents legal or economic settlement of a derivative contract, which results in derecognition of the associated positive and negative replacement values.

  Refer to Note 25 for more information

Financial liabilities

UBS AG derecognizes a financial liability from its balance sheet when it is extinguished; i.e., when the obligation specified in the contract is discharged, canceled or expires. When an existing financial liability is exchanged for a new one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification results in derecognition of the original liability and the recognition of a new liability with any difference in the respective carrying amounts being recognized in the income statement.

e. Securities borrowing / lending and repurchase / reverse repurchase transactions

Securities borrowing / lending and repurchase / reverse repurchase transactions are generally entered into on a collateralized basis. In such transactions, UBS AG typically borrows or lends equity and debt securities in exchange for securities or cash collateral.

These transactions are treated as collateralized financing transactions where the securities transferred / received are not derecognized or recognized on the balance sheet. Securities transferred / received with the right to resell or repledge are disclosed separately.

In reverse repurchase and securities borrowing agreements, the cash delivered is derecognized and a corresponding receivable, including accrued interest, is recorded in the balance sheet line Receivables from securities financing transactions (prior to 1 January 2018: Reverse repurchase agreements and Cash collateral on securities borrowed), representing UBS AG’s right to receive the cash. Similarly, in repurchase and securities lending agreements, the cash received is recognized and a corresponding obligation, including accrued interest, is recorded in Payables from securities financing transactions (prior to 1 January 2018: Repurchase agreements and Cash collateral on securities lent). Additionally, the sale of securities that is settled by delivering securities received in reverse repurchase or securities borrowing transactions triggers the recognition of a trading liability.

Repurchase and reverse repurchase transactions with the same counterparty, maturity, currency and central securities depository are generally presented net, subject to meeting the netting requirements described in item 3i of this Note.

  Refer to Notes 26 and 25 for more information

f. Fair value of financial instruments

UBS AG accounts for a significant portion of its assets and liabilities at fair value. Fair value is the price on the measurement date that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or in the most advantageous market in the absence of a principal market.

All financial instruments measured at fair value are categorized into one of three fair value hierarchy levels. Level 1 financial instruments are those for which fair values can be derived from quoted prices in active markets. Level 2 financial instruments are those for which fair values must be derived using valuation techniques for which all significant inputs are, or are based on, observable market data. Level 3 financial instruments are those for which fair values can only be derived on the basis of valuation techniques for which significant inputs are not based on observable market data.

Critical accounting estimates and judgments

The use of valuation techniques, modeling assumptions and estimates of unobservable market inputs require significant judgment and could affect the amount of gain or loss recorded for a particular position. Valuation techniques that rely more heavily on unobservable inputs require a higher level of judgment to calculate a fair value than those entirely based on observable inputs.

Valuation techniques, including models, that are used to determine fair values are periodically reviewed and validated by qualified personnel, independent of those who created them. Models are calibrated to ensure that outputs reflect observable market data, to the extent possible. Also, UBS AG prioritizes the use of observable inputs, when available, over unobservable inputs. Judgment is required in selecting appropriate models as well as inputs for which observable data is less readily or not available.

UBS AG‘s governance framework over fair value measurement is described in Note 24b.

The level of subjectivity and the degree of management judgment involved in the development of estimates and the selection of assumptions are more significant for instruments valued using specialized and sophisticated models and where some or all of the parameter inputs are less observable (Level 3 instruments) and may require adjustment to reflect factors that market participants would consider in estimating fair value, such as close-out costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors, which are presented in Note 24d. UBS AG provides a sensitivity analysis of the estimated effects arising from changing significant unobservable inputs in Level 3 financial instruments to reasonably possible alternative assumptions within Note 24g.

  Refer to Note 24 for more information

g. Allowances and provisions for expected credit losses

Policy applicable from 1 January 2018[1]

Expected credit losses (ECL) are recognized for financial assets measured at amortized cost, financial assets measured at FVOCI, fee and lease receivables, financial guarantees and loan commitments. ECL are also recognized on the undrawn portion of revolving revocable credit lines, which include UBS AG’s credit card limits and master credit facilities, which are customary in the Swiss market for corporate and commercial clients. UBS AG refers to both as “other credit lines,” with clients allowed to draw down on-demand balances (with the Swiss master credit facilities also allowing for term products) and which can be terminated by UBS AG at any time. Though these other credit lines are revocable, UBS AG is exposed to credit risk because the client has the ability to draw down funds before UBS AG can take credit risk mitigation actions.

Recognition of expected credit losses

ECL represent the difference between contractual cash flows and those UBS AG expects to receive, discounted at the EIR. For loan commitments and other credit facilities in scope of ECL, expected cash shortfalls are determined by considering expected future drawdowns.

ECL are recognized on the following basis:

  Maximum 12-month ECL are recognized from initial recognition, reflecting the portion of lifetime cash shortfalls that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of a default occurring. Instruments in this category are referred to as instruments in stage 1. For instruments with a remaining maturity of less than 12 months, ECL are determined for this shorter period.
  Lifetime ECL are recognized if a significant increase in credit risk (SICR) is detected subsequent to the instrument’s initial recognition, reflecting lifetime cash shortfalls that would result from all possible default events over the expected life of a financial instrument, weighted by the risk of a default occurring. Instruments in this category are referred to as instruments in stage 2. Where an SICR is no longer observed, the instrument will move back to stage 1.
  Lifetime ECL are always recognized for credit-impaired financial instruments, referred to as instruments in stage 3. The IFRS 9 determination of whether an instrument is credit-impaired is based on the occurrence of one or more loss events, with lifetime ECL generally derived by estimating expected cash flows based on a chosen recovery strategy. Credit-impaired exposures may include positions for which no loss has occurred or no allowance has been recognized, for example, because they are expected to be fully recoverable through the collateral held.
  Changes in lifetime ECL since initial recognition are also recognized for assets that are purchased or originated credit-impaired (POCI). POCI financial assets are initially recognized at fair value, with interest income subsequently being recognized based on a credit-adjusted EIR. POCI financial instruments include those that are newly recognized following a substantial restructuring and remain a separate category until derecognition.

UBS AG does not apply the low-credit-risk practical expedient that allows a lifetime ECL for lease or fee receivables to be recognized irrespective of whether a significant increase in credit risk has occurred. Instead, UBS AG has incorporated lease and fee receivables into the standard ECL calculation.

1 The accounting policy in this section applies from 1 January 2018, the effective date of IFRS 9. For the details of transition effects refer to Note 1c.

A write-off is made when all or part of a financial asset is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against previously established allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are generally credited to Credit loss (expense) / recovery. Write-offs and partial write-offs represent derecognition / partial derecognition events.

ECL are recognized in profit or loss with a corresponding ECL allowance reported as a decrease in the carrying value of financial assets measured at amortized cost on the balance sheet. For financial assets measured at fair value through OCI, the carrying value is not reduced, but an accumulated amount is recognized in OCI. For off-balance sheet financial instruments and other credit lines, provisions for ECL are reported in Provisions. ECL are recognized within the income statement in Credit loss (expense) / recovery.

Default and credit impairment

UBS AG applies a single definition of default for classifying assets and determining the probability of default of its obligors for risk modeling purposes. The definition of default is based on quantitative and qualitative criteria. A counterparty is classified as defaulted at the latest when material payments of interest, principal or fees are overdue for more than 90 days, or more than 180 days for certain exposures in relation to loans to private and commercial clients in Personal & Corporate Banking, and to private clients of Global Wealth Management Region Switzerland. UBS AG does not consider the general 90-day presumption for default recognition appropriate for these latter portfolios based on an analysis of the cure rates, which demonstrated that strict application of the 90-day criterion would not accurately reflect the inherent credit risk. Counterparties are also classified as defaulted when bankruptcy, insolvency proceedings or enforced liquidation have commenced; obligations have been restructured on preferential terms (forbearance); or there is other evidence that payment obligations will not be fully met without recourse to collateral. The latter may be the case even if, to date, all contractual payments have been made when due. If a counterparty is defaulted, generally all claims against the counterparty are treated as defaulted.

An instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is identified as POCI. An instrument is POCI if it has been purchased with a material discount to its carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except when it is POCI), it is reported as a stage 3 instrument and remains as such unless all past due amounts have been rectified, additional payments have been made on time, the position is not classified as credit-restructured, and there is general evidence of credit recovery. A three-month probation period  is applied before a transfer back to stages 1 or 2 can be triggered. However, most instruments remain in stage 3 for a longer period.

Measurement of expected credit losses

IFRS 9 ECL reflect an unbiased, probability-weighted estimate based on either loss expectations resulting from default events over a maximum 12-month period from the reporting date or over the remaining life of a financial instrument. The method used to calculate individual probability-weighted unbiased ECL is based on a combination of the following principal factors: probability of default (PD), loss given default (LGD) and exposure at default (EAD). Parameters are generally determined on an individual financial asset level. Based on the materiality of the portfolio, for credit card exposures and personal account overdrafts in Switzerland, and certain loans to financial advisors of Global Wealth Management Region Americas, a portfolio approach is applied that derives an average PD and LGD for the entire portfolio. PDs and LGDs used in the ECL calculation are point in time (PIT)-based for key portfolios and consider both current conditions and expected cyclical changes. For each instrument or group of instruments, parameter time series are generated consisting of the instruments’ PD, LGD and EAD profiles considering the respective period of exposure to credit risk. For material portfolios, PD and LGD are determined for four different scenarios, whereas EAD projections are treated as scenario independent.

For the purpose of determining the ECL-relevant parameters, UBS AG leverages its Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss (EL) and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models. Adjustments have been made to these models and new IFRS 9-related models have been developed that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based, as opposed to the corresponding Basel III through-the-cycle (TTC) parameters. All models that are relevant for measuring expected credit losses have been subject to the existing model validation and oversight processes with the Group Model Governance Board as the highest approval authority. The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III are not affected by the IFRS 9 ECL calculation.

Probability of default (PD): The PD represents the likelihood of a default over a specified time period. A 12-month PD represents the likelihood of default determined for the next 12 months and a lifetime PD represents the probability of default over the remaining lifetime of the instrument. The lifetime PD calculation is based on a series of 12-month PIT PDs that are derived from TTC PDs and scenario forecasts. This modeling is region-, industry- and client segment-specific and considers both scenario-systematic and client-idiosyncratic information. To derive the cumulative lifetime PD per scenario, the series of 12-month PIT PDs are transformed into marginal PIT PDs, taking any assumed default events from previous periods into account.

Loss given default (LGD): The LGD represents an estimate of the loss at the time of a potential default occurring during the life of a financial instrument. The determination of the LGD takes into account expected future cash flows from collateral and other credit enhancements, or expected payouts from bankruptcy proceedings for unsecured claims and, where applicable, time to realization of collateral and the seniority of claims. The LGD is commonly expressed as a percentage of the EAD.

Exposure at default (EAD): The EAD represents an estimate of the exposure to credit risk at the time of a potential default occurring during the life of a financial instrument. It represents the cash flows outstanding at the time of default, considering expected repayments, interest payments and accruals, discounted at the EIR. Future drawdowns on facilities are considered through a credit conversion factor (CCF) that is reflective of historical drawdown and default patterns and the characteristics of the respective portfolios. IFRS 9-specific CCFs have been modeled to capture client segment- and product-specific patterns after removing Basel III standard-specific elements, i.e., conservatism and focus on a 12-month period prior to default.

Estimation of expected credit losses

Number of scenarios and estimation of scenario weights

The determination of the probability-weighted ECL requires evaluating a range of diverse and relevant future economic conditions, especially with a view to modeling the non-linear effect of assumptions about macroeconomic factors on the estimate.

To accommodate this requirement, UBS AG uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. Each scenario is represented by a specific scenario narrative, which is relevant considering the exposure of key portfolios to economic risks, and for which a set of consistent macroeconomic variables is determined. Those variables range from above-trend economic growth to severe recession. The baseline scenario is aligned to the economic and market assumptions used for UBS AG business planning purposes. An econometric model is used to provide an input into the scenario weight assessment process giving a first indication of the probability that the GDP forecast used for each scenario would materialize, if historically observed deviations of GDP growth from trend growth were representative. As such historical analyses of GDP development do not include an assessment of the underlying economic or political causes, management positions the model output into the context of current conditions and future expectations and applies material judgment in determining the final scenario weights. The determined weights constitute the probabilities that the respective set of macroeconomic conditions will occur and not that the chosen particular narratives with the related macroeconomic variables will materialize.

Macroeconomic and other factors

The range of macroeconomic, market and other factors that is modeled as part of the scenario determination is wide, and historical information is used to support the identification of the key factors. As the forecast horizon increases, the availability of information decreases and judgment increases. For cycle-sensitive PD and LGD determination purposes, UBS AG projects the relevant economic factors for a period of three years before reverting, over a specified period, to a cycle-neutral PD and LGD for longer-term projections.

Factors relevant for the ECL calculation vary by type of exposure and are determined during the credit cycle index model development process in close alignment with expert judgment. Certain variables may only be relevant for specific types of exposures, such as house price indices for mortgage loans, while other variables have key relevance in the ECL calculation for all exposures. Regional and client segment characteristics are generally taken into account, with specific focus on Switzerland and the US considering UBS AG’s key ECL-relevant portfolios.

For UBS AG, the following forward-looking macroeconomic variables represent the most relevant factors in the ECL calculation:

  GDP growth rates, given their significant effect on borrowers’ performance;
  house price indices, given their significant effect on mortgage collateral valuations;
  unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations;
  interest rates, given their significant effect on the counterparties’ abilities to service their debt;
  consumer price indices, given their overall relevance for companies’ performance, private clients’ purchasing power and economic stability; and
  equity indices, given that they are an important factor in our corporate rating tools.

The forward-looking macroeconomic assumptions used in the ECL calculation are developed by UBS AG’s economists, risk methodology personnel and credit risk officers. Assumptions and scenarios are validated and approved through a Scenario Committee and an Operating Committee, which also aim to ensure a consistent use of forward-looking information throughout UBS AG, including in the business planning process. ECL inputs are tested and reassessed for appropriateness at least each quarter and appropriate adjustments are made when needed.

Scenario generation, review process and governance

All aspects of the scenario selection, including the specific narratives, their weight for the ECL estimation, and the key macroeconomic and other factors, are subject to a formal governance and approval process.

A team of economists, who are part of Group Risk Control, provide the basic analysis taking into account information obtained through established risk identification and assessment processes, which involve a broad range of experts, in particular, risk specialists and other in-house economists. Material risks with a high likelihood of materializing are then factored into the scenario selection process. Once narratives have been developed, key macroeconomic factors that are consistent with the severity of the case and interdependencies are determined.

The scenarios, their weight and the key macroeconomic and other factors are subject to a critical assessment by members of the Scenario Committee, where senior credit officers from the divisions and representatives from Group Risk Control are represented. Important aspects for the review are the extent to which the selected scenarios reflect the vulnerabilities of the relevant portfolios; whether their transformation into PIT PD and LGD values is in line with credit risk officers’ expectations; and whether there may be pockets of exposures, where particular credit risk concerns may not be capable of being addressed systematically and require an expert-based overlay for stage allocation and ECL allowance. This also ensures a consistent use of forward-looking information throughout UBS AG and an alignment with the business planning process.

The Operating Committee is jointly chaired by the Group Controller and Chief Accounting Officer, and the Risk Chief Operating Officer and Group Chief Risk Model Officer, and is comprised of the divisional Chief Risk Officers and divisional Chief Financial Officers as well as senior Corporate Center Risk and Finance representatives. They review the proposals submitted by the Scenario Committee and approve the final selection of scenarios and factors and any expert-based overlays as they may be required to cover temporary issues, either related to specific risk elements in a portfolio, or due to identified technical deficiencies pending remediation (model updates, data quality, etc.).

The Group Model Governance Board as the highest authority under UBS’s model governance framework ratifies the decisions by the Operating Committee.

ECL measurement period

The period for which lifetime ECL are determined is based on the maximum contractual period that UBS AG is exposed to credit risk, taking into account contractual extension, termination and prepayment options. For irrevocable loan commitments and financial guarantee contracts, the measurement period represents the maximum contractual period for which UBS AG has an obligation to extend credit.

Additionally, some financial instruments include both an on-demand loan and a revocable undrawn commitment, where the contractual cancelation right does not limit UBS AG’s exposure to credit risk to the contractual notice period as the client has the ability to draw down funds before UBS AG can take risk-mitigating actions. In such cases, UBS AG is required to estimate the period over which it is exposed to credit risk. This applies to UBS AG’s credit card limits, which do not have a defined contractual maturity date, are callable on demand and where the drawn and undrawn components are managed as one unit. The exposure arising from UBS AG’s credit card limits is not significant and is managed at a portfolio level, with credit actions triggered when balances are past due. An ECL measurement period of seven years is applied for credit card limits, capped at 12 months for stage 1 balances, as a proxy for the period that UBS AG is exposed to credit risk.

Customary master credit agreements in the Swiss corporate market also include on-demand loans and revocable undrawn commitments. For smaller commercial facilities, a risk-based monitoring (RbM) approach is in place that highlights negative trends as risk events, at an individual facility level, based on a combination of continuously updated risk indicators. The risk events trigger additional credit reviews by a risk officer, allowing for informed credit decisions to be taken. Larger corporate facilities are not subject to RbM, but are reviewed at least annually through a formal credit review. UBS AG has assessed these credit risk management practices and considers both the RbM approach and formal credit review as substantive credit reviews resulting in a re-origination of the facility. Following this, a 12-month measurement period from the reporting date is used for both types of facilities as an appropriate proxy of the period over which UBS AG is exposed to credit risk, with 12 months also used as a look-back period for assessing SICR, always from the respective reporting date.

Significant increase in credit risk

Financial instruments subject to ECL are monitored on an ongoing basis. To determine whether the recognition of a maximum 12-month ECL continues to be appropriate, it is assessed whether an SICR has occurred since initial recognition of the financial instrument. The assessment criteria include both quantitative and qualitative factors. UBS AG does not make use of the expedient that no particular SICR test is required for instruments that have low credit risk at reporting date.

Primarily, UBS AG assesses changes in an instrument’s risk of default on a quantitative basis by comparing the annualized forward-looking and scenario-weighted lifetime PD of an instrument determined at two different dates:

  at the reporting date; and
  at inception of the instrument.

In both cases, the respective PDs are determined for the residual lifetime of the instrument, i.e., the period between the reporting date and maturity. If, based on UBS AG’s quantitative modeling, an increase exceeds a set threshold, an SICR is deemed to have occurred and the instrument is transferred to stage 2 with lifetime ECL being recognized.

The threshold applied varies depending on the original credit quality of the borrower. For instruments with lower default probabilities at inception due to good credit quality of the counterparty, the SICR threshold is set at a higher level than for instruments with higher default probabilities at inception. This implies that for instruments with initially lower default probabilities, a relatively higher deterioration in credit quality is needed to trigger an SICR than for those instruments with originally higher PDs. The SICR assessment based on PD changes is made at an individual financial asset level. A high-level overview of the SICR trigger, which is a multiple of the annualized remaining lifetime PIT PD expressed in rating downgrades that entail the same multiple of PD values, together with the corresponding ratings at origination of an instrument, is provided in the “SICR thresholds” table below. This simplified view is aligned to internal ratings as disclosed in “Internal UBS AG rating scale and mapping of external ratings” presented in “Credit risk” in the “Risk management and control” section of this report. The actual SICR thresholds applied are defined on a more granular level interpolating between the values shown in the table below.

SICR thresholds

Internal rating at origination of the instrument

Rating downgrades / SICR trigger

0–3

3

4–8

2

9–13

1

  Refer to the “Risk management and control” section of this report for more details on the bank’s internal grading system

Irrespective of the SICR assessment based on default probabilities, credit risk is generally deemed to have significantly increased for an instrument if the contractual payments are more than 30 days past due. For certain less material portfolios, specifically the Swiss credit card portfolio and the recruitment and retention loans to financial advisors of Global Wealth Management Region Americas, the 30-day past due criterion is used as the primary indicator of an SICR. Where instruments are transferred to stage 2 due to the 30-day past due criterion, a minimum period of six months is applied before a transfer back to stage 1 can be triggered. For instruments in Personal & Corporate Banking that are between 90 and 180 days past due but have not been reclassified to stage 3, a one-year period is applied before a transfer back to stage 1 can be triggered.

Additionally, based on individual counterparty-specific indicators, external market indicators of credit risk or general economic conditions, counterparties may be moved to a watch list, which is used as a secondary qualitative indicator for an SICR and hence for a transfer to stage 2. Exception management is further applied, allowing for individual and collective adjustments on exposures sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected. Instruments for which an SICR since initial recognition is determined based on criteria other than changed default probabilities or watch list items remain in stage 2 for at least six months post resolution of the stage 2 trigger event.

The overall SICR determination process does not apply to Lombard loans, securities financing transactions and certain other asset-based lending transactions, because of the risk management practices adopted, including daily monitoring processes with strict remargining requirements. If margin calls are not satisfied, a position is closed out and classified as a stage 3 position.

Credit risk officers are responsible for ensuring that the stage allocation of instruments is in line with the requirements of the standard. Identification of an SICR for accounting purposes is in some aspects different from internal credit risk management processes for loans with increased credit risk, mainly because ECL accounting requirements are instrument-specific, such that a borrower can have multiple exposures allocated to different stages, and that maturing loans in stage 2 will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a risk-based approach, a holistic counterparty credit assessment and the absolute level of risk at any given date will determine what risk mitigating actions may be warranted.

  Refer to the “Risk management and control” section of this report for more information

Critical accounting estimates and judgments

The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that involve significant uncertainty at the time they are made. Changes to these estimates and assumptions can result in significant changes to the timing and amount of ECL to be recognized.

Determination of a significant increase in credit risk

IFRS 9 does not include a definition of what constitutes an SICR. UBS AG’s assessment of whether an SICR has occurred since initial recognition is based on reasonable and supportable forward-looking information, both qualitative and quantitative, and includes significant management judgment. More stringent criteria could significantly increase the number of instruments migrating to stage 2. An IFRS 9 Operating Committee has been established to review and challenge the SICR approach and any potential changes and determinations made in the quarter.

Scenarios, scenario weights and macroeconomic factors

ECL reflect an unbiased and probability-weighted amount, which UBS AG determines by evaluating a range of possible outcomes. Management selects forward-looking scenarios and judges the suitability of respective weights to be applied. Each of the scenarios is based on management’s assumptions around future economic conditions in the form of macroeconomic, market and other factors. Changes in the scenarios and weights, the corresponding set of macroeconomic variables and the assumptions made around those variables for the forecast horizon would have a significant effect on the ECL. An IFRS 9 Scenario Committee, in addition to the Operating Committee, has been established to derive, review and challenge the selection and weights.

ECL measurement period

Lifetime ECL are generally determined based upon the contractual maturity of the transaction, which significantly affects ECL. The ECL calculation is therefore sensitive to any extension of contractual maturities triggered by business decisions, consumer behaviors and an increased number of stage 2 positions. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS AG must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit card limits, capped at 12 months for stage 1 positions, and a 12-month period has been applied for master credit facilities.

Modeling and management adjustments

A number of complex models have been developed or modified to calculate ECL, with additional management adjustments required. Internal counterparty rating changes, new or revised models and changes to data may significantly affect ECL. The models are governed by UBS AG’s model validation controls, which aim to ensure independent verification, and are approved by the Group Model Governance Board (GMGB). The management adjustments are approved by the IFRS 9 Operating Committee and endorsed by the GMGB.

UBS provides a sensitivity analysis of the effect of scenario selection, scenario weights and SICR trigger points on ECL measurement within Note 23g.

Comparative policy | Policy applicable prior to 1 January 2018

A claim is impaired and an allowance or provision for credit losses is recognized when objective evidence demonstrates that a loss event has occurred after the initial recognition and that the loss event has an effect on the future cash flows that can be reliably estimated (incurred loss approach). UBS AG considers a claim to be impaired if it will be unable to collect all amounts due on it based on the original contractual terms as a result of credit deterioration of the issuer or counterparty. A claim can be a loan or receivable carried at amortized cost, or a commitment, such as a letter of credit, a guarantee or a similar instrument.

An allowance for credit losses is reported as a decrease in the carrying value of a financial asset. For an off-balance sheet item, such as a commitment, a provision for credit loss is reported in Provisions. Changes to allowances and provisions for credit losses are recognized in Credit loss (expense) / recovery.

Critical accounting estimates and judgments

Allowances and provisions for credit losses are evaluated at both a counterparty-specific level and collectively. Judgment is used in making assumptions about the timing and amount of impairment losses.

Counterparty-specific allowances and provisions

Loans are evaluated individually for impairment if objective evidence indicates that a loan may be impaired. Individual credit exposures are evaluated on the basis of the borrower’s overall financial condition, resources and payment record, the prospects of support from contractual guarantors and, where applicable, the realizable value of any collateral. The impairment loss for a loan is the excess of the carrying value of the financial asset over the estimated recoverable amount. The estimated recoverable amount is the present value, calculated using the loan’s original effective interest rate, of expected future cash flows, including amounts that may result from restructuring or the liquidation of collateral. If a loan has a variable interest rate, the discount rate for calculating the recoverable amount is the current effective interest rate. Upon impairment, interest income is accrued by applying the original effective interest rate to the impaired carrying value of the loan.

All impaired loans are reviewed and analyzed at least annually. Any subsequent changes to the amounts and timing of the expected future cash flows compared with prior estimates result in a change in the allowance for credit losses and are charged or credited to Credit loss (expense) / recovery. An allowance for impairment is reversed only when the credit quality has improved to such an extent that there is reasonable assurance of timely collection of principal and interest in accordance with the original contractual terms of the instrument, or the equivalent value thereof. A write-off is made when all or part of a financial asset is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against previously established allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are credited to Credit loss (expense) / recovery.

Collective allowances and provisions

Collective allowances and provisions are calculated for portfolios with similar credit risk characteristics, taking into account historical loss experience and current conditions. The methodology and assumptions used are reviewed regularly to reduce any differences between estimated and actual loss experience. For all of its portfolios, UBS AG also assesses whether there have been any unforeseen developments that might result in impairments that are not immediately observable at a counterparty level. To determine whether an event-driven collective allowance for credit losses is required, UBS AG considers global economic drivers to assess the most vulnerable countries and industries. As the allowance cannot be allocated to individual loans, the loans are not considered to be impaired and interest is accrued on each loan according to its contractual terms. If objective evidence becomes available that indicates that an individual financial asset is impaired, it is removed from the group of financial assets assessed for impairment on a collective basis and is assessed separately as counterparty-specific.

Impairment of financial assets classified as available for sale

At each balance sheet date, UBS AG assesses whether indicators of impairment are present. Available-for-sale debt instruments are impaired when there is objective evidence, using the same criteria described on the previous page, that, as a result of one or more events that occurred after the initial recognition of the asset, the estimated future cash flows have decreased.

Objective evidence that there has been an impairment of an available-for-sale equity instrument is a significant or prolonged decline in the fair value of the asset. UBS AG uses a rebuttable presumption that such instruments are impaired where there has been a decline in fair value of more than 20% below its original cost or fair value has been below original cost for more than six months.

To the extent a financial asset classified as available for sale is determined to be impaired, the related cumulative net unrealized loss previously recognized in Other comprehensive income is reclassified to the income statement within Other income. For equity instruments, any further loss is recognized directly in the income statement, whereas for debt instruments, any further loss is recognized in the income statement only if there is additional objective evidence of impairment. After the recognition of an impairment on a financial asset classified as available for sale, increases in the fair value of equity instruments are reported in Other comprehensive income. For debt instruments, such increases in the fair value, up to amortized cost in the transaction currency, are recognized in Other income, provided that the fair value increase is related to an event occurring after the impairment loss was recorded. Increases in excess of that amount are reported in Other comprehensive income. ▲

h. Restructured and modified financial assets

When payment default is expected or where default has already occurred, UBS AG may grant concessions to borrowers in financial difficulties that it would otherwise not consider in the normal course of its business, such as preferential interest rates, extension of maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc. When a concession or forbearance measure is granted, each case is considered individually and the exposure is generally classified as being in default. Forbearance classification will remain until the loan is collected or written off, non-preferential conditions are granted that supersede the preferential conditions or until the counterparty has recovered and the preferential conditions no longer exceed our risk appetite.

Contractual adjustments when there is no evidence of imminent payment default, or where changes to terms and conditions are within UBS AG’s usual risk appetite, are not considered to be in forbearance. Modifications represent contractual amendments that result in an alteration of future contractual cash flows and that can occur within UBS AG’s normal risk appetite or as part of a credit restructuring where a counterparty is in financial difficulties.

A restructuring or modification of a financial asset could lead to a substantial change in the terms and conditions, resulting in the original financial asset being derecognized and a new financial asset being recognized. Where the modification does not result in a derecognition, any difference between the modified contractual cash flows discounted at the original EIR and the existing gross carrying value of a financial asset is recognized in profit or loss as a modification gain or loss. Further, the subsequent SICR assessment is made by comparing the risk of default at the reporting date based on the modified contractual terms of the financial asset with the risk of default at initial recognition based on the original, unmodified contractual terms of the financial asset.

i. Netting

UBS AG nets financial assets and liabilities on its balance sheet if (i) it has the unconditional and legally enforceable right to set off the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG and all of the counterparties, and (ii) intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Netted positions include, for example, certain derivatives and repurchase and reverse repurchase transactions with various counterparties, exchanges and clearing houses.

In assessing whether UBS AG intends to either settle on a net basis, or to realize the asset and settle the liability simultaneously, emphasis is placed on the effectiveness of operational settlement mechanics in eliminating substantially all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for substantial amounts of UBS AG’s financial assets and liabilities, even though they may be subject to enforceable netting arrangements. For OTC derivative contracts, balance sheet offsetting is generally only permitted in circumstances in which a market settlement mechanism exists via an exchange or central clearing counterparty that effectively accomplishes net settlement through a daily exchange of collateral via a cash margining process. For repurchase arrangements and securities financing transactions, balance sheet offsetting may be permitted only to the extent that the settlement mechanism eliminates, or results in insignificant, credit and liquidity risk, and processes the receivables and payables in a single settlement process or cycle.

  Refer to Note 25 for more information

j. Hedge accounting

UBS AG uses derivative and non-derivative instruments to manage exposures to interest rate and foreign currency risks, including exposures arising from forecast transactions. UBS AG continues to apply hedge accounting requirements as set out in IAS 39. Qualifying instruments may be designated as hedging instruments in (i) hedges of the change in fair value of recognized assets or liabilities (fair value hedges); (ii) hedges of the variability in future cash flows attributable to a recognized asset or liability or highly probable forecast transactions (cash flow hedges); or (iii) hedges of a net investment in a foreign operation (net investment hedges).

At the time a financial instrument is designated in a hedge relationship, UBS AG formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction and the methods that will be used to assess the effectiveness of the hedging relationship. Accordingly, UBS AG assesses, both at the inception of the hedge and on an ongoing basis, whether the hedging instruments, primarily derivatives, have been “highly effective” in offsetting changes in the fair value or cash flows associated with the designated risk of the hedged items.

A hedge is considered highly effective if the following criteria are met: (i) at inception of the hedge and throughout its life, the hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; and (ii) actual results of the hedge are within a range of 80–125%. In the case of hedging forecast transactions, the transaction must have a high probability of occurring and must present an exposure to variations in cash flows that could ultimately affect the reported net profit or loss. UBS AG discontinues hedge accounting when (i) it determines that a hedging instrument is not, or has ceased to be, highly effective as a hedge; (ii) the derivative expires or is sold, terminated or exercised; (iii) the hedged item matures, is sold or repaid; or (iv) forecast transactions are no longer deemed highly probable. UBS AG may also discontinue hedge accounting voluntarily.

Hedge ineffectiveness represents the amount by which the changes in the fair value of the hedging instrument differ from changes in the fair value of the hedged item attributable to the hedged risk, or the amount by which changes in the present value of future cash flows of the hedging instrument exceed changes in the present value of expected cash flows of the hedged item. Such ineffectiveness is recorded in current-period earnings in Other net income from fair value changes on financial instruments (prior to 1 January 2018: Net trading income).

Interest from derivatives designated as hedging instruments in effective fair value hedge relationships is presented within Interest income from loans and deposits and Interest expense on debt issued, within Net interest income. Interest from derivatives designated as hedging instruments in effective cash flow hedge relationships that is reclassified from other comprehensive income when the hedged transaction affects profit or loss is presented within Interest income from derivative instruments designated as cash flow hedges.

  Refer to Note 3 for more information

Fair value hedges

For qualifying fair value hedges, the change in the fair value of the hedging instrument is recognized in the income statement along with the change in the fair value of the hedged item that is attributable to the hedged risk. In fair value hedges of interest rate risk, the fair value change of the hedged item attributable to the hedged risk is reflected as an adjustment to the carrying value of the hedged item. If the hedge accounting relationship is terminated for reasons other than the derecognition of the hedged item, the adjustment to the carrying value is amortized to the income statement over the remaining term to maturity of the hedged item using the effective interest rate method. For a portfolio hedge of interest rate risk, the equivalent change in fair value is reflected within Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost. If the portfolio hedge relationship is terminated for reasons other than the derecognition of the hedged item, the amount included in Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost is amortized to the income statement over the remaining term to maturity of the hedged items using the straight-line method.

Cash flow hedges

Fair value gains or losses associated with the effective portion of derivatives designated as cash flow hedges for cash flow repricing risk are recognized initially in Other comprehensive income within Equity. When the hedged forecast cash flows affect profit or loss, the associated gains or losses on the hedging derivatives are reclassified from Equity to the income statement.

If a cash flow hedge of forecast transactions is no longer considered effective, or if the hedge relationship is terminated, the cumulative gains or losses on the hedging derivatives previously reported in Equity remain there until the committed or forecast transactions occur and affect profit or loss. If the forecast transactions are no longer expected to occur, the deferred gains or losses are reclassified immediately to the income statement.

Hedges of net investments in foreign operations

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized directly in Equity (and presented in the statement of changes in equity and statement of comprehensive income under Foreign currency translation), while any gains or losses relating to the ineffective and / or undesignated portion (for example, the interest element of a forward contract) are recognized in the income statement. Upon disposal or partial disposal of the foreign operation, the cumulative value of any such gains or losses recognized in Equity associated with the entity is reclassified to Other income.

Economic hedges that do not qualify for hedge accounting

Derivative instruments that are transacted as economic hedges, but do not qualify for hedge accounting, are treated in the same way as derivative instruments used for trading purposes; i.e., realized and unrealized gains and losses are recognized in Other net income from fair value changes on financial instruments (prior to 1 January 2018: Net trading income), except for the forward points on certain short- and long-duration foreign exchange contracts, which are reported in Net interest income.

  Refer to Note 11 for more information

k. Embedded derivatives

Derivatives may be embedded in other financial instruments (host contracts). For example, they could be represented by the conversion feature embedded in a convertible bond. Such hybrid instruments arise predominantly from the issuance of certain structured debt instruments. An embedded derivative is generally required to be separated from the host contract (from 1 January 2018: unless the host contract is a financial asset in scope of IFRS 9) and accounted for as a standalone derivative instrument at fair value through profit or loss if (i) the host contract is not carried at fair value with changes in fair value reported in the income statement; (ii) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract; and (iii) the terms of the embedded derivative would meet the definition of a standalone derivative, were they contained in a separate contract.

Typically, UBS AG applies the fair value option to hybrid instruments (refer to item 3b in this Note for more information), in which case bifurcation of an embedded derivative component is not required.

l. Financial liabilities

Financial liabilities measured at amortized cost include Debt issued measured at amortized cost and Funding from UBS Group AG and its subsidiaries. The latter includes contingent capital instruments that contain contractual provisions under which the principal amounts would be written down upon either a specified CET1 ratio breach or a determination by FINMA that a viability event has occurred. Such contractual provisions are not derivatives as the underlying is deemed to be a non-financial variable specific to a party to the contract. Where there is a legal bail-in mechanism for write-down or conversion into equity (as is the case, for instance, with senior unsecured debt issued by UBS AG that is subject to write-down or conversion under resolution authority granted to FINMA under Swiss law), such mechanism does not form part of the contractual terms and, therefore, does not affect the amortized cost accounting treatment applied to these instruments. If the debt were to be written down or converted into equity in a future period, this would result in the full or partial derecognition of the financial liabilities, with the difference between the carrying value of the debt written down or converted into equity and the fair value of any equity shares issued recognized in the income statement.

In cases where, as part of UBS AG’s risk management activity, fair value hedge accounting is applied to fixed-rate debt instruments carried at amortized cost, their carrying amount is adjusted for changes in fair value related to the hedged exposure. Refer to item 3j for more information on hedge accounting.

Obligations of UBS AG arising from funding it has received from UBS Group AG or its subsidiaries, which are not within the UBS AG scope of consolidation, are presented as Funding from UBS Group AG and its subsidiaries.

Debt issued and subsequently repurchased in relation to market-making or other activities is treated as redeemed. A gain or loss on redemption (depending on whether the repurchase price of the bond is lower or higher than its carrying value) is recorded in Other income. A subsequent sale of own bonds in the market is treated as a reissuance of debt.

UBS AG uses the fair value option to designate certain issued debt instruments as financial liabilities designated at fair value through profit or loss, on the basis that such financial instruments include embedded derivatives and / or are managed on a fair value basis (refer to item 3b in this Note for more information).

m. Own credit

Changes in the fair value of financial liabilities designated at fair value through profit or loss related to own credit are recognized in Other comprehensive income directly within Retained earnings and will not be reclassified to the income statement in future periods.

n. Loan commitments

Policy applicable from 1 January 2018[1]

Loan commitments are arrangements under which clients can borrow stipulated amounts under defined terms and conditions.

Loan commitments that can be canceled at any time by UBS AG at its discretion are neither recognized on the balance sheet nor included in off-balance sheet disclosures.

Loan commitments that cannot be canceled by UBS AG once the commitments are communicated to the beneficiary or that are revocable only because of automatic cancelation upon deterioration in a borrower’s creditworthiness are considered irrevocable and are classified as (i) derivative loan commitments measured at fair value through profit or loss; (ii) loan commitments designated at fair value through profit or loss; or (iii) other loan commitments.

UBS AG recognizes ECL on non-cancelable other loan commitments. In addition, UBS AG also recognizes ECL on loan commitments that can be canceled at any time if UBS AG is exposed to credit risk (refer to item g in this Note). Corresponding ECL are presented within Provisions on the UBS AG’s balance sheet. ECL relating to these other loan commitments are recorded in the income statement in Credit loss (expense) / recovery.

When a client draws on a commitment, the resulting loan is presented within Financial assets at fair value held for trading, or within Financial assets at fair value not held for trading when the associated loan commitments are measured at fair value through profit or loss, and within Loans and advances to customers when the associated loan commitment is not measured at fair value through profit or loss.

Comparative policy | Policy applicable prior to 1 January 2018

When a client draws on a commitment, the resulting loan is classified as a (i) trading asset, consistent with the associated derivative loan commitment; (ii) financial asset designated at fair value through profit or loss, consistent with the loan commitment designated at fair value through profit or loss; or as a (iii) loan when the associated loan commitment is accounted for as other loan commitment. ▲

o. Financial guarantee contracts

Policy applicable from 1 January 2018[1]

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for an incurred loss because a specified debtor fails to make payments when due in accordance with the terms of a specified debt instrument. UBS AG issues such financial guarantees to banks, financial institutions and other parties on behalf of clients to secure loans, overdrafts and other banking facilities.

1 The accounting policy in this section applies from 1 January 2018, the effective date of IFRS 9. For the details of transition effects refer to Note 1c.

Certain issued financial guarantees that are managed on a fair value basis are designated at fair value through profit or loss. Financial guarantees that are not managed on a fair value basis are initially recognized in the financial statements at fair value and are subsequently measured at the higher of:

  the amount of ECL (refer to item g in this Note); and
  the amount initially recognized less the cumulative amount of income recognized as of the reporting date.

ECL resulting from guarantees is recorded in the income statement in Credit loss (expense) / recovery.

Comparative policy | Policy applicable prior to 1 January 2018

Financial guarantees that are not managed on a fair value basis are initially recognized in the financial statements at fair value and are subsequently measured at the higher of the amount initially recognized less cumulative amortization and, to the extent a payment under the guarantee has become probable, the present value of the expected payment. Any change in the liability relating to probable expected payments resulting from guarantees is recorded in the income statement in Credit loss (expense) / recovery. ▲

p. Other net income from fair value changes on financial instruments

The line item Other net income from fair value changes on financial instruments includes fair value gains and losses on financial instruments at fair value through profit or loss but excluding interest income and expense on non-derivatives (refer to item 3c in this Note), as well as the effects at derecognition, trading gains and losses and intermediation income arising from certain client-driven Global Wealth Management and Personal & Corporate Banking financial transactions. In addition, foreign currency translation effects and income and expenses from precious metals are presented within this income statement line item.

4) Fee and commission income and expenses

Policy applicable from 1 January 2018[1]

UBS AG earns fee income from a diverse range of services it provides to its clients. Fee income can be divided into two broad categories: fees earned from services that are provided over a certain period of time, such as asset or portfolio management, custody services and certain advisory services; and fees earned from point-in-time services such as underwriting fees and brokerage fees (e.g., securities and derivative execution and clearing).

  Refer to Note 4 for more information, including the disaggregation of revenues

Performance obligations satisfied over time

Fees earned from services that are provided over a certain period of time are recognized on a pro rata basis over the service period, provided the fees are not contingent on successfully meeting specified performance criteria that are beyond the control of UBS AG (see measurement below).

Costs to fulfill services over time are recorded in the income statement immediately, because such services are considered to be a series of services that are substantially the same from day to day and have the same pattern of transfer. The costs to fulfill neither generate nor enhance the resources of UBS AG that will be used to satisfy future performance obligations and cannot be distinguished between those that relate to satisfied and unsatisfied performance obligations. Therefore, these costs do not qualify to be recognized as an asset. Where costs incurred relate to contracts that include variable consideration that is constrained by factors beyond UBS AG’s control (e.g., successful mergers and acquisitions (M&A) activity) or where UBS AG has a history of not recovering such costs on similar transactions, such costs are expensed immediately as incurred.

Performance obligations satisfied at a point in time

Fees earned from providing transaction-type services are recognized when the service has been completed, provided such fees are not subject to refund or another contingency beyond the control of UBS AG.

Incremental costs to fulfill services provided at a point in time are typically incurred and recorded at the same time as the performance obligation is satisfied and revenue is earned, and are therefore not recognized as an asset, e.g., brokerage. Where recovery of costs to fulfill relates to an uncompleted point-in-time service for which the satisfaction of the performance obligation in the contract is dependent upon factors beyond the control of UBS AG, such as underwriting a successful securities issuance, or where UBS AG has a history of not recovering such costs through reimbursement on similar transactions, such costs are expensed immediately as incurred.

1 The accounting policy in this section applies from 1 January 2018, the effective date of IFRS 15. For the details of transition effects refer to Note 1b.

Measurement

Fee and commission income is measured based on consideration specified in a legally enforceable contract with a customer, excluding amounts such as taxes collected on behalf of third parties. Consideration can include both fixed and variable amounts. Variable consideration includes refunds, discounts, performance bonuses and other amounts that are contingent on the occurrence or non-occurrence of a future event. Variable consideration that is contingent on an uncertain event can only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue for a contract will not occur. This is referred to as the variable consideration constraint. UBS AG does not consider the highly probable criterion to be met where the contingency on which income is dependent is beyond the control of UBS AG. In such circumstances, UBS AG only recognizes revenue when the contingency has been resolved or an uncertain event has occurred. Examples include asset management performance-linked fees, which are only payable if the returns of a fund exceed a benchmark and are only recognized after the performance period has elapsed. Similarly, M&A advisory fees that are dependent on a successful client transaction are not recognized until the transaction on which the fees are dependent has been executed. Asset management fees (excluding performance-based fees) received on a periodic basis, typically quarterly, that are determined based on a fixed percentage of net asset value that has not been established at the reporting date, are estimated and accrued ratably over the period to the next invoice date, except during periods in which market volatility indicates there is a risk of significant reversal. Research revenues earned by the Investment Bank under commission-sharing or research payment account agreements are not recognized until the client has provided a definitive allocation of amounts between research providers, as prior to this UBS AG generally does not have an enforceable right to a specified amount of consideration.

Consideration received is allocated to the separately identifiable performance obligations in a contract. Owing to the nature of UBS’s business, contracts that include multiple performance obligations are typically those that are considered to include a series of similar performance obligations fulfilled over time with the same pattern of transfer to the client, e.g., asset management. As a consequence, UBS AG is not required to apply significant judgment in allocating the consideration received across the various performance obligations. UBS AG has taken the practical expedient to not disclose information on the allocation of the transaction price to remaining performance obligations in contracts. This is because contracts are typically less than one year in duration. Where contracts have a longer duration, they are either subject to the variable consideration constraint, with fees calculated on future net asset value, which cannot be included within the transaction price for the contract, or result in revenue being recognized ratably using the output method corresponding directly to the value of the services completed to date and to which UBS would be entitled to invoice upon termination of the contract, e.g., loan commitments.

Presentation of fee and commission income and expense

Fee and commission income and expense are presented gross on the face of the income statement when UBS AG is considered to be principal in the contractual relationship with its customer and any suppliers used to fulfill such contracts. This occurs where UBS AG has control over such services and its relationship with suppliers prior to provision of the service to the client. UBS AG only considers itself to be an agent in relation to services provided by third parties, e.g., third-party execution costs for exchange-traded derivatives and fees payable to third-party research providers, where the client controls both the choice of supplier and the scope of the services to be provided. Furthermore, in order to be considered an agent UBS AG must not take responsibility for the quality of the service, transform or integrate the services into a UBS AG product. In such circumstances UBS AG is essentially acting as a payment agent for its client. When UBS AG is acting as an agent, any costs incurred are directly offset against the associated income.

Presentation of expenses in the income statement

UBS AG presents expenses primarily in line with their nature in the income statement, differentiating between expenses that are incremental and incidental to revenues, which are presented within Total operating income, and those that are related to personnel, general and administrative expenses, which are presented within Total operating expenses.

Contract assets, contract liabilities and capitalized expenses

UBS AG has applied the practical expedient of allowing for costs incurred to obtain a contract to be expensed as incurred where the amortization period for any asset recognized would be less than 12 months.

Where UBS AG provides services to clients, consideration is due immediately upon satisfaction of a point-in-time service or at the end of a prespecified period for a service performed over time; e.g., certain asset management fees are collected monthly or quarterly, through deduction from a client account, deduction from fund assets or through separate invoicing. Where receivables are recorded, they are presented within Other financial assets measured at amortized cost.

Contract liabilities relate to prepayments received from customers where UBS AG is yet to satisfy its performance obligation.

Contract assets are recorded when an entity’s right to consideration in exchange for services transferred is conditional on something other than the passage of time, e.g., the entity’s future performance.

UBS AG has not recognized any material contract assets, contract liabilities or capitalized expenses during the period and has therefore not provided a contract balances reconciliation.

Comparative policy | Policy applicable prior to 1 January 2018

Fees earned from services that are provided over a certain period of time are recognized ratably over the service period, with the exception of performance-linked fees or fee components with specific performance criteria. Such fees are recognized when, as of the reporting date, the performance benchmark has been met and when collectibility is reasonably assured.

Fees earned from providing transaction-type services are recognized when the service has been completed and the fee is fixed or determinable, i.e., not subject to refund or adjustment.

Fee income generated from providing a service that does not result in the recognition of a financial instrument is presented within Net fee and commission income. Fees generated from the acquisition, issue or disposal of a financial instrument are presented in the income statement in line with the balance sheet classification of that financial instrument. ▲

  Refer to Note 4 for more information

5) Cash and cash equivalents

For the purpose of the statement of cash flows, cash and cash equivalents comprise balances with an original maturity of three months or less, including cash, money market paper and balances at central and other banks.

6) Share-based and other deferred compensation plans

Share-based compensation plans

UBS Group AG is the grantor of and maintains the obligation to settle share-based compensation plans that are awarded to employees of UBS AG. UBS AG recognizes the fair value of awards granted to its employees. These awards are generally subject to conditions that require employees to complete a specified period of service and, for performance shares, to satisfy specified performance conditions. Compensation expense is recognized, on a per-tranche basis, over the service period based on an estimate of the number of instruments expected to vest and is adjusted to reflect actual outcomes. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date.

Where no future service is required, such as for employees who are eligible for retirement or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized immediately on, or prior to, the date of grant. Such awards may remain forfeitable until the legal vesting date if certain non-vesting conditions are not met. For equity-settled awards, forfeiture events resulting from breach of a non-vesting condition do not result in an adjustment to expense.

UBS AG has no obligation to settle the awards and therefore awards of UBS Group AG shares are classified as equity-settled share-based payment transactions. Compensation expense is measured by reference to the fair value of UBS Group AG equity instruments on the date of grant adjusted, when relevant, to take into account the terms and conditions inherent in the award, including dividend rights, transfer restrictions in effect beyond the vesting date, and non-vesting conditions. Fair value is determined at the date of grant and is not remeasured unless their terms are modified such that the fair value immediately after modification exceeds the fair value immediately prior to modification. Any increase in fair value resulting from a modification is recognized as compensation expense, either over the remaining service period or, for vested awards, immediately.

  Refer to Note 30 for more information

Other compensation plans

The employees of UBS AG are granted deferred compensation plans that are settled in cash or financial instruments other than UBS AG equity, the amount of which may be fixed or may vary based on the achievement of specified performance conditions or the value of specified underlying assets. Compensation expense is recognized over the period that the employee provides services to become entitled to the award. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date. Where no future service is required, such as for employees who are eligible for retirement or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized immediately on, or prior to, the date of grant. The amount recognized is based on the present value of the amount expected to be paid under the plan and is remeasured at each reporting date, so that the cumulative expense recognized equals the cash or the fair value of respective financial instruments distributed.

  Refer to Note 30 for more information

7) Pension and other post-employment benefit plans

UBS AG sponsors various post-employment benefit plans for its employees worldwide, which include defined benefit and defined contribution pension plans, and other post-employment benefits such as medical and life insurance benefits that are payable after the completion of employment.

  Refer to Note 29 for more information

Defined benefit plans

UBS AG offers defined benefit pension and medical insurance benefits. Defined benefit plans specify an amount of benefit that an employee will receive, which usually depends on one or more factors, such as age, years of service and compensation. The defined benefit liability recognized on the balance sheet is the present value of the defined benefit obligation less the fair value of the plan assets at the balance sheet date, with changes resulting from remeasurements recorded immediately in Other comprehensive income. If the fair value of the plan assets is higher than the present value of the defined benefit obligation, the recognition of the resulting net defined benefit asset is limited to the present value of economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. UBS AG applies the projected unit credit method to determine the present value of its defined benefit obligations, the related current service cost and, where applicable, past service cost. The projected unit credit method sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately to build up the final obligation. These amounts, which take into account the specific features of each plan, including risk sharing between employee and employer, are calculated periodically by independent qualified actuaries.

Critical accounting estimates and judgments

The net defined benefit liability or asset at the balance sheet date and the related personnel expense depend on the expected future benefits to be provided, determined using a number of economic and demographic assumptions. A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit liability or asset and pension expense recognized. The most significant assumptions include life expectancy, the discount rate, expected salary increases, pension increases and, in addition for the Swiss plan and one of the US defined benefit pension plans, interest credits on retirement savings account balances. Life expectancy is determined by reference to published mortality tables. The discount rate is determined by reference to the rates of return on high-quality fixed-income investments of appropriate currency and term at the measurement date. The assumption for salary increases reflects the long-term expectations for salary growth and takes into account historical salary development by age groups, expected inflation and expected supply and demand in the labor market. A sensitivity analysis for reasonable possible movements in each significant assumption for UBS AG‘s post-employment obligations is provided within Note 29.

Defined contribution plans

A defined contribution plan is a pension plan under which UBS AG pays fixed contributions into a separate entity from which post-employment and other benefits are paid. UBS AG has no legal or constructive obligation to pay further contributions if the plan does not hold sufficient assets to pay employees the benefits relating to employee service in the current and prior periods. UBS AG’s contributions are expensed when the employees have rendered services in exchange for such contributions. This is generally in the year of contribution. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

8) Income taxes

UBS AG is subject to the income tax laws of Switzerland and those of the non-Swiss jurisdictions in which UBS AG has business operations.

UBS AG’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to be paid or refunded for the current period or previous periods.

Deferred taxes are recognized for temporary differences between the carrying amounts and tax bases of assets and liabilities that will result in taxable or deductible amounts in future periods and are measured using the applicable tax rates and laws that have been enacted or substantively enacted by the end of the reporting period and which will be in effect when such differences are expected to reverse.

Deferred tax assets arise from a variety of sources, the most significant being: (i) tax losses that can be carried forward to be used against profits in future years; and (ii) temporary differences that will result in deductions against profits in future years. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available against which these differences can be used. When an entity or tax group has a history of recent losses, deferred tax assets are only recognized to the extent there are sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized.

Deferred tax liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the balance sheet that reflect the expectation that certain items will give rise to taxable income in future periods.

Deferred and current tax assets and liabilities are offset when (i) they arise in the same tax reporting group; (ii) they relate to the same tax authority; (iii) the legal right to offset exists; and (iv) they are intended to be settled net or realized simultaneously.

Current and deferred taxes are recognized as income tax benefit or expense in the income statement except for current and deferred taxes recognized (i) upon the acquisition of a subsidiary (for which such amounts would affect the amount of goodwill arising from the acquisition); (ii) for gains and losses on the sale of treasury shares (for which the tax effects are recognized directly in Equity); (iii) for unrealized gains or losses on financial instruments that are classified as FVOCI (prior to 1 January 2018: financial assets classified as available for sale); (iv) for changes in fair value of derivative instruments designated as cash flow hedges; (v) for remeasurements of defined benefit plans; or (vi) for certain foreign currency translations of foreign operations. Amounts relating to points (iii) through (vi) are recognized in Other comprehensive income within Equity.

UBS AG reflects the potential effect of uncertain tax positions using expected value (i.e., a probability-weighted approach), except where the likelihood of loss is remote (less than 5%).

Critical accounting estimates and judgments

Tax laws are complex, and judgment and interpretations about the application of such laws are required when accounting for income taxes. UBS AG considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its deferred tax assets, including the remaining tax loss carry-forward period, and its assessment of expected future taxable profits in the forecast period used for recognizing deferred tax assets. Estimating future profitability is inherently subjective and is particularly sensitive to future economic, market and other conditions, which are difficult to predict.

The level of deferred tax asset recognition is influenced by management’s assessment of UBS AG’s future profitability based on relevant business plan forecasts. Existing assessments are reviewed and, if necessary, revised to reflect changed circumstances. This review is conducted annually, in the fourth quarter of each year, but adjustments may be made at other times, if required. In a situation where recent losses have been incurred, convincing other evidence that there will be sufficient future profitability is required.

If profit forecast assumptions in future periods deviate from the current outlook, the value of UBS AG’s deferred tax assets may be affected. Any increase or decrease in the carrying amount of deferred tax assets would primarily be recognized through the income statement but would not affect cash flows.

In addition, judgment is required to assess the expected value of uncertain tax positions that are incorporated into the estimate of income and deferred tax and the assessment of the related probabilities, including in relation to the interpretation of tax laws, the resolution of any income tax-related appeals or litigation and the assessment of the related probabilities.

  Refer to Note 8 for more information

9) Investments in associates

Interests in entities where UBS AG has significant influence over the financial and operating policies of the entity, but does not have control, are classified as investments in associates and accounted for under the equity method of accounting. Typically, UBS AG has significant influence when it holds or has the ability to hold between 20% and 50% of a company’s voting rights. Investments in associates are initially recognized at cost, and the carrying amount is increased or decreased after the date of acquisition to recognize the UBS AG’s share of the investee’s comprehensive income and any impairment losses.

The net investment in an associate is impaired if there is objective evidence of a loss event and the carrying value of the investment in the associate exceeds its recoverable amount.

  Refer to Note 31 for more information

10) Property, equipment and software

Property, equipment and software includes own-used properties, leasehold improvements, information technology hardware, externally purchased and internally generated software, as well as communication and other similar equipment. Property, equipment and software is carried at cost less accumulated depreciation and impairment losses and is reviewed at each reporting date for indication for impairment. Software development costs are capitalized only when the costs can be measured reliably and it is probable that future economic benefits will arise. Depreciation of property, equipment and software begins when they are available for use (i.e., when they are in the location and condition necessary for them to be capable of operating in the manner intended by management). Depreciation is calculated on a straight-line basis over an asset‘s estimated useful life. The estimated useful economic lives of UBS AG‘s property, equipment and software are:

  properties, excluding land: ≤ 67 years
  IT hardware and communication equipment: ≤ 7 years
  other machines and equipment: ≤ 10 years
  software: ≤ 10 years
  leasehold improvements: shorter of the lease term or the economic life of asset (typically ≤ 20 years)
  Refer to Note 15 for more information

11) Goodwill and intangible assets

Goodwill represents the excess of the cost of an acquisition over the fair value of UBS AG‘s share of net identifiable assets of the acquired entity at the date of the acquisition. Goodwill is not amortized, but at the end of each reporting period or when indicators of impairment exist, UBS AG assesses whether there is any indication that goodwill is impaired. If such indicators exist, UBS AG is required to test the goodwill for impairment. Irrespective of whether there is any indication of impairment, UBS AG tests goodwill for impairment annually.

For the 2017 annual test, UBS AG considered the segments, as they are reported in Note 2a, as separate cash-generating units, since that was the level at which the performance of investments (and the related goodwill) was reviewed and assessed by management.

Following the integration in 2018 of the Wealth Management and Wealth Management Americas business divisions into the single reportable segment Global Wealth Management, UBS AG continued to separately monitor the goodwill previously allocated to the two former business divisions. As a consequence, for the purpose of goodwill impairment testing, the former Wealth Management and Wealth Management Americas business divisions are considered to be two separate cash-generating units referred to in Note 16 as Global Wealth Management Americas[1] and Global Wealth Management ex Americas. The remaining goodwill balances continued to be tested at the level of Asset Management and the Investment Bank, respectively, consistent with the 2017 annual test.

The impairment test is performed for each cash-generating unit to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, to the carrying amount of the respective cash-generating unit. An impairment charge is recognized in the income statement if the carrying amount exceeds the recoverable amount.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of UBS AG ‘s goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce net profit and equity, but would not affect cash flows.

Intangible assets are comprised of separately identifiable intangible items arising from business combinations and certain purchased trademarks and similar items. Intangible assets are recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over their estimated useful life, generally not exceeding 20 years. In rare cases, intangible assets can have an indefinite useful life, in which case they are not amortized. At each reporting date, intangible assets are reviewed for indications of impairment. If such indications exist, the intangible assets are analyzed to assess whether their carrying amount is fully recoverable. An impairment loss is recognized if the carrying amount exceeds the recoverable amount.

Critical accounting estimates and judgments

UBS AG‘s methodology for goodwill impairment testing is based on a model that is most sensitive to the following key assumptions: (i) forecasts of earnings available to shareholders in years one to three; (ii) changes in the discount rates; and (iii) changes in the long-term growth rate.

The key assumptions are linked to external market information, where applicable. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD. The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts, the view of management and regional differences in risk-free rates, at the level of individual cash-generating units. Long-term growth rates are determined in a consistent manner based on nominal or real GDP growth rate forecasts, considering different regions worldwide as incorporated in the business plan approved by the BoD.

The key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying reasonably possible changes to those assumptions. Refer to Note 16 for details on how the reasonably possible changes may affect the results of UBS AG‘s model for goodwill impairment testing.

  Refer to Notes 2 and 16 for more information

1 Now including the Global Wealth Management business in Latin America, previously part of the Wealth Management business division.

12) Provisions and contingent liabilities

Provisions are liabilities of uncertain timing or amount, and are recognized when: (i) UBS AG has a present obligation as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made.

The majority of UBS AG’s provisions relate to litigation, regulatory and similar matters, restructuring, employee benefits, real estate and loan commitments and guarantees.

UBS AG recognizes provisions for litigation, regulatory and similar matters when, in the opinion of management after seeking legal advice, the requirements for recognition have been met. Where these factors are otherwise satisfied, a provision may be established for claims that have not yet been asserted against UBS AG, but are nevertheless expected to be, based on UBS AG’s experience with similar asserted claims.

Management may undertake restructuring activities, i.e., a planned and controlled program that materially changes either the scope of the business or the manner in which it is conducted. Restructuring provisions are recognized when a detailed and formal restructuring plan has been approved and a valid expectation has been raised that the restructuring will be carried out, either through commencement of the plan or announcements to affected employees.

Provisions are recognized for lease contracts if the unavoidable costs of a contract exceed the benefits expected to be received under it (onerous lease contracts). For example, this may occur when a significant portion of a leased property is expected to be vacant for an extended period.

Provisions for employee benefits are recognized mainly in respect of service anniversaries and sabbatical leave.

Provisions are recognized at the measurement point that represents our best estimate of the consideration required to settle the present obligation at the balance sheet date. Such estimates are based on all available information and are revised over time as more information becomes available. If the effect of the time value of money is material, provisions are discounted and measured at the present value of the expenditure expected to settle or discharge the obligation, using a rate that reflects the current market assessments of the time value of money and the risks specific to the obligation.

Provisions that are similar in nature are aggregated to form a class, while the remaining provisions, including those of less significant amounts, are disclosed under Other provisions. Provisions are presented separately on the balance sheet and, when they are no longer considered uncertain in timing or amount, are reclassified to other liabilities.

When all conditions required to recognize a provision are not met, a contingent liability is disclosed, unless the likelihood of an outflow of resources is remote. Contingent liabilities are also disclosed for possible obligations that arise from past events whose existence will be confirmed only by uncertain future events not wholly within the control of UBS AG. Such disclosures are not made if it is not practicable to do so.

Critical accounting estimates and judgments

Recognition of provisions often involves significant judgment in assessing the existence of an obligation that results from past events and in estimating the probability, timing and amount of any outflows of resources. This is particularly the case for litigation, regulatory and similar matters, which, due to their nature, are subject to many uncertainties making their outcome difficult to predict. Such matters may involve unique fact patterns or novel legal theories, proceedings that have not yet been initiated or are at early stages of adjudication, or as to which alleged damages have not been quantified by the claimants. Determining whether an obligation exists as a result of a past event and estimating the probability, timing and amount of any potential outflows is based on a variety of assumptions, variables, and known and unknown uncertainties.

The amount of any provision recognized is sensitive to the assumptions used and there could be a wide range of possible outcomes for any particular matter.

Statistical or other quantitative analytical tools are of limited use in determining whether to establish or determine the amount of provisions in the case of litigation, regulatory or similar matters. Furthermore, information currently available to management may be incomplete or inaccurate, increasing the risk of erroneous assumptions with regard to the future development of such matters. Management regularly reviews all the available information regarding such matters, including legal advice, which is a significant consideration, to assess whether the recognition criteria for provisions have been satisfied and to determine the timing and amount of any potential outflows.

  Refer to Note 21 for more information

13) Foreign currency translation

Transactions denominated in a foreign currency are translated into the functional currency of the reporting entity at the spot exchange rate on the date of the transaction. At the balance sheet date, all monetary assets including those at FVOCI (prior to 1 January 2018: monetary financial assets classified as available for sale) and monetary liabilities denominated in foreign currency are translated into the functional currency using the closing exchange rate. Translation differences (which for monetary financial assets at FVOCI are determined as if they were financial assets measured at amortized cost) are reported in Other net income from fair value changes on financial instruments (prior to 1 January 2018: Net trading income).

Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction. Prior to 1 January 2018, foreign currency translation differences on non-monetary financial assets classified as available for sale were recorded directly in Equity until the asset was derecognized.

Upon consolidation, assets and liabilities of foreign operations (which from 1 October 2018 also include UBS AG’s Swiss-based operations with Swiss franc functional currency) are translated into US dollars, UBS AG’s presentation currency, at the closing exchange rate on the balance sheet date, and income and expense items and other comprehensive income are translated at the average rate for the period. The resulting foreign currency translation differences attributable to shareholders are recognized in Foreign currency translation within Equity, which forms part of Total equity attributable to shareholders, whereas the foreign currency translation differences attributable to non-controlling interests are included within Equity attributable to non-controlling interests. Share capital issued, share premium and treasury shares held are translated at the historic average rate, whereby the difference between the historic average rate and the spot rate realized upon repayment of share capital or disposal of treasury shares is reported as Share premium. Cumulative amounts recognized in OCI in respect of cash flow hedges and financial assets measured at FVOCI (prior to 1 January 2018: financial assets classified as available for sale) are translated at the closing exchange rate as of balance sheet dates, with any translation effects adjusted through Retained earnings.

When a foreign operation is disposed or partially disposed of and UBS AG no longer controls the foreign operation, the cumulative amount of foreign currency translation differences within Total equity attributable to shareholders and Equity attributable to non-controlling interests related to that foreign operation is reclassified to the income statement as part of the gain or loss on disposal. Similarly, if an investment in an associate becomes an investment in a subsidiary, the cumulative amount of foreign currency translation differences is reclassified to profit or loss. When UBS AG disposes of a portion of its interest in a subsidiary that includes a foreign operation but retains control, the related portion of the cumulative currency translation balance is reclassified to Equity attributable to non-controlling interests.

  Refer to Note 37 for more information

Critical accounting estimates and judgments

The determination of an entity’s functional currency and the trigger for a change requires management to apply significant judgment and assumptions. IAS 21, The Effects of Changes in Foreign Exchange Rates, requires management to consider the underlying transactions, events and conditions that are relevant to the entity when determining the appropriate functional currency and any changes. UBS AG’s conclusion, in the fourth quarter of 2018, that the functional currency of UBS AG, UBS AG’s Head Office in Switzerland and UBS AG’s London Branch has changed was based on a detailed assessment of the primary currencies affecting and influencing the economics of each entity, considering revenue generating income streams, expenses, funding and risk management activities.

In addition, determining the earliest date from which it is practicable to perform a restatement following a voluntary change in presentational currency also requires management to apply significant judgment and make estimates and assumptions. UBS AG’s decision in 2018 to change the presentation currency of its consolidated financial statements from Swiss francs to US dollars was made in line with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, by assessing the earliest date from which it was practicable to perform a restatement, taking into consideration whether sufficiently reliable data was available for earlier periods and whether any assumptions on management intent or significant estimates of amounts were required. UBS AG carried out a detailed and extensive data analysis before concluding that 1 January 2004 represented the earliest date available, with the consequence that foreign currency translation gains and losses prior to 2004 have been disregarded and foreign currency translation effects first calculated from 1 January 2004 onward.

  Refer to Note 1b for more information

14) Non-controlling interests and preferred noteholders

Net profit is split into Net profit attributable to shareholders, Net profit attributable to non-controlling interest and Net profit attributable to preferred noteholders. Similarly, Equity is split into Equity attributable to shareholders, Equity attributable to non-controlling interests and Equity attributable to preferred noteholders.

Non-controlling interests subject to option arrangements, e.g., written puts, are generally deemed to be acquired by UBS AG. As a result, the amounts allocated to non-controlling interests are reduced accordingly and a liability for the options’ exercise price is recognized, with any difference between these two amounts recorded in Share premium.

15) Leasing

UBS AG enters into lease contracts, or contracts that include lease components, predominantly of premises and equipment, and primarily as lessee. Leases that transfer substantially all the risks and rewards, but not necessarily legal title in the underlying assets, are classified as finance leases. All other leases are classified as operating leases. UBS AG is not a lessee in any material finance leases.

Lease contracts classified as operating leases where UBS AG is the lessee include non-cancelable long-term leases of office buildings in most UBS AG locations. Operating lease rentals payable are recognized as an expense on a straight-line basis over the lease term, which commences with control of the physical use of the property. Lease incentives are treated as a reduction of rental expense and are recognized on a consistent basis over the lease term.

Where UBS AG acts as lessor under a finance lease, a receivable is recognized in Other financial assets measured at amortized cost at an amount equal to the present value of the aggregate of the minimum lease payments plus any unguaranteed residual value that UBS AG expects to recover at the end of the lease term. Initial direct costs are also included in the initial measurement of the lease receivable. Lease payments received during the lease term are allocated to repayment of the outstanding receivable and interest income to reflect a constant periodic rate of return on UBS AG’s net investment using the interest rate implicit in the lease. UBS AG reviews the estimated unguaranteed residual value annually, and if the estimated residual value to be realized is less than the amount assumed at lease inception, a loss is recognized for the expected shortfall.

Certain arrangements do not take the legal form of a lease but convey a right to use an asset in return for a payment or series of payments. For such arrangements, UBS AG determines at the inception of the arrangement whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets, and if so, the arrangement is accounted for as a lease.

  Refer to Note 33 for more information